                                                  -----------------------------
                                                           OMB APPROVAL
                                                  -----------------------------
                                                  OMB Number:         3235-0570
                                                  Expires:    November 30, 2005
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                                                  hours per response....... 5.0
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                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM N-CSR

                  CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                       MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21295
                                  ---------------------------------------------

                         J.P. Morgan Mutual Fund Series
-------------------------------------------------------------------------------
              (Exact name of registrant as specified in charter)

           522 Fifth Avenue,  New York,                        NY 10036
-------------------------------------------------------------------------------
      (Address of principal executive offices)                (Zip code)

           BISYS Fund Services, 3435 Stelzer Road, Columbus, OH 43219
-------------------------------------------------------------------------------
                        (Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-348-4782
                                                   ----------------------------

Date of fiscal year end: December 31, 2004
                        --------------------------
Date of reporting period: December 31, 2003 through June 30, 2004
                         -------------------------------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.


ITEM 1. REPORTS TO STOCKHOLDERS.

         Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

[GRAPHIC]

SEMI-ANNUAL REPORT JUNE 30, 2004 (UNAUDITED)

JPMORGAN FUNDS

INTREPID FUNDS

INTREPID AMERICA FUND

INTREPID GROWTH FUND

INTREPID INVESTOR FUND

INTREPID VALUE FUND

[JPMORGAN FLEMING ASSET MANAGEMENT LOGO]

CONTENTS

President's Letter                                                             1

Fund Information:

   Intrepid America Fund                                                       3

   Intrepid Growth Fund                                                        6

   Intrepid Investor Fund                                                      9

   Intrepid Value Fund                                                        12

Portfolio of Investments                                                      15

Financial Statements                                                          34

Notes to Financial Statements                                                 40

Financial Highlights                                                          46

HIGHLIGHTS

- Favorable economic data and corporate profitability

- Inflation concerns emerge

- Small and mid caps outperform

- Positive backdrop for equities

Investments in a Fund are not bank deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund's share price is lower than when you invested.

Past performance is no guarantee for future performance. The general market views expressed in this report are opinions based on current market conditions and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of any Fund.

Prospective investors should refer to the Fund's prospectus for a discussion of the Fund's investment objective, strategies and risks. Call JPMorgan Funds Service Center at (800) 348-4782 for a prospectus containing more complete information about a Fund including management fees and other expenses. Please read it carefully before investing.

JPMorgan Funds are distributed by J.P. Morgan Fund Distributors, Inc.

JPMORGAN INTREPID FUNDS

PRESIDENT'S LETTER                                                AUGUST 2, 2004

DEAR SHAREHOLDER:

We are pleased to present this semi-annual report for the JPMorgan Intrepid Funds. Inside, you'll find information detailing the performance of the Funds for the six months ended June 30, 2004, along with a report from the Portfolio Manager.

EQUITIES EDGE HIGHER DESPITE RATE CONCERNS

Favorable economic data and gains in corporate profitability overcame investor concerns about higher interest rates in the first half of 2004, pushing U.S. equity prices gradually higher. In the early months of the year, the positive picture of low inflation, combined with robust economic growth and accelerating corporate earnings, supported equities. But by April, the picture was becoming less rosy. A sudden improvement in job creation, combined with higher-than-expected inflation, provoked a rise in bond yields and caused investor concerns over whether the Federal Reserve would be able to raise rates without choking off recovery. Furthermore, there was a marked increase in the level of violence in Iraq. On June 30, the last day of the half-year, the Federal Reserve confirmed that rates were on a rising trend, lifting them by 25 basis points. Even so, equities finished the half-year higher than they started it, with the optimists drawing confidence from the sharp improvement in job growth and stellar gains in corporate profits.

SMALL AND MID CAP OUTPERFORMANCE

Once again, equity market returns were far from uniform. Broadly speaking, large capitalization stocks made modest gains, with the broad-based S&P 500 Index up +3.4% for the period. Both mid and small capitalization stocks performed far more robustly. The S&P Small Cap 600 Index rose +10.1% while the S&P Mid Cap 400 Index appreciated +6.1%. This is in line with a historical pattern of superior performance from small caps when the U.S. economy is emerging from periods of sluggish business activity. Additionally, toward the end of the period higher quality stocks started to lead the market, in contrast to 2003 when they lagged.

OUTLOOK

A critical test has begun, as the U.S. economy attempts to make the transition from recovery to a sustainable, non-inflationary expansion. It is understandable that equities faltered as long-term interest rates moved higher, and as the Federal Reserve started to tighten. Barring a geopolitical catastrophe, however, we expect that the economy will cool but still grow at a solid pace; that corporate profits will continue to be supported by tight control over business costs; and that investors will, at some point in the not-so-distant future, again come to view equities as good value.

IMPORTANT MERGER NEWS

As you may know, J.P. Morgan Chase & Co. and Bank One Corp. merged in July 2004, as approved by both firms' shareholders. The combined company is called JPMorgan Chase & Co. The merger is compelling both strategically and financially. The new combined organization has top-tier positions in both wholesale and retail financial services, an extensive client base and greater scale. And, we have an extraordinarily talented team that shares common values and a strong client orientation.

As always, all of us at JPMorgan Fleming Asset Management would like to thank you for your investment. Should you have any questions, please feel free to contact the JPMorgan Funds Service Center at 1-800-348-4782. Sincerely,

/s/ George C.W. Gatch

George C.W. Gatch
President
JPMorgan Funds

INTREPID AMERICA FUND
As of June 30, 2004

Q: HOW DID THE FUND PERFORM?

A: The JPMorgan Intrepid America Fund, which seeks to provide long-term capital growth, returned 1.50% for the six months ended June 30, 2004. This compares with a gain of 3.33% of the Russell 1000 Index, the Fund's benchmark.

Q: WHY DID THE FUND PERFORM THIS WAY?

A: The Fund's stock selection, particularly in the Information Technology area, was the main detractor to performance. Our emphasis on stocks with strong earnings yields and significant earnings momentum partially offset the negative effect of asset selection. In addition, our mid cap bias had a positive impact on our performance relative to the benchmark.

The year started positively for the Fund. Strong earnings momentum and relative value were contributors to performance as investors looked for companies with a record of strong earnings and revenue growth, coupled with upbeat news leading into earnings season. This period was also marked by a sell-off of the prior 12 months' winners by investors, as many of 2003's winners, particularly Information Technology, were sold in favor of more stable stocks.

As the economic recovery continued during the second quarter of 2004, investor sentiment shifted from optimism about corporate earnings to fear of inflation. This fear shifted attention to sustainability of the historically low interest rates which had been maintained by the Federal Reserve for several years. With that shift, the Value and Momentum factors employed by the portfolio management team to capitalize upon behavioral anomalies began to underperform. Interest rate sensitive stocks bore the brunt of the punishment, as investors and analysts feared the harmful impact of looming interest rate hikes. Homebuilders, mortgage lenders and credit card issuers all severely underperformed in the quarter. Fortunately, the Fed's decision to increase rates in June stabilized the situation, easing speculation and convincing investors that the Fed would "apply the brakes" slowly by increasing rates at a measured pace.

Q: HOW WAS THE FUND MANAGED?

A: The Fund seeks to capitalize upon enduring market anomalies that are driven by persistent irrational investor behavior. This objective is met through a disciplined portfolio construction process that focuses on the Fund's exposure to three primary factors (price momentum, earnings momentum and P/E), that the portfolio manager believes best capture the investor driven market anomalies. The Fund employs a barbell strategy, holding good "value" stocks with reasonable momentum and very strong momentum stocks relative to the Fund's index, the Russell 1000.

                                   (UNAUDITED)

JPMORGAN INTREPID AMERICA FUND
As of June 30, 2004

[CHART]

PERCENTAGE OF TOTAL PORTFOLIO INVESTMENTS

Finance & Insurance                         (24.8%)
Consumer Goods & Services                   (18.0%)
Industrial Products & Services              (16.2%)
Technology                                  (12.5%)
Energy                                       (8.5%)
Pharmaceuticals                              (6.1%)
Health Services & Systems                    (6.1%)
Short-Term Investments                       (3.5%)
Telecommunications                           (2.6%)
Utilities                                    (1.7%)

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO

1.  BANK OF AMERICA CORP. (2.6%)

2.  JOHNSON & JOHNSON (2.4%)

3.  ALTRIA GROUP, INC. (2.0%)

4.  MERCK & CO., INC. (2.0%)

5.  CHEVRONTEXACO CORP. (1.9%)

6.  FANNIE MAE (1.8%)

7.  QUALCOMM, INC. (1.6%)

8.  THE WALT DISNEY CO. (1.6%)

9.  CONOCOPHILLIPS (1.5%)

10. U.S. BANCORP (1.5%)

TOP 10 EQUITY HOLDINGS COMPRISED 18.9% ($38,016,604) OF THE PORTFOLIO'S MARKET VALUE OF INVESTMENTS. AS OF JUNE 30, 2004, THE FUND HELD 107 EQUITY HOLDINGS. PORTFOLIO HOLDINGS ARE SUBJECT TO CHANGE AT ANY TIME.

AVERAGE ANNUAL TOTAL RETURNS

                                                                 SINCE INCEPTION
                                                  1 YEAR            (2/28/03)
--------------------------------------------------------------------------------
Select Shares                                      21.56%            30.72%

Subsequent to the inception of the Fund, through 10/01/03, the Fund did not experience any shareholder purchase and sale activity. If such shareholder activity had occurred, the Fund's performance may have been impacted.

                                   (UNAUDITED)

[CHART]

LIFE OF FUND PERFORMANCE (2/28/03 TO 6/30/04)

                        JPMORGAN INTREPID         RUSSELL 1000    RUSSELL 3000    LIPPER MULTI-CAP
                  AMERICA FUND (SELECT SHARES)        INDEX           INDEX       CORE FUNDS INDEX
2/28/2003                  $ 1,000,000             $ 1,000,000    $ 1,000,000       $ 1,000,000
3/31/2003                  $ 1,011,300             $ 1,010,400    $ 1,010,500       $ 1,003,200
4/30/2003                  $ 1,069,349             $ 1,091,939    $ 1,093,058       $ 1,081,249
5/31/2003                  $ 1,140,674             $ 1,154,180    $ 1,159,079       $ 1,154,341
6/30/2003                  $ 1,176,035             $ 1,169,415    $ 1,174,726       $ 1,171,541
7/31/2003                  $ 1,189,324             $ 1,192,686    $ 1,201,627       $ 1,194,152
8/31/2003                  $ 1,223,934             $ 1,216,898    $ 1,228,303       $ 1,230,812
9/30/2003                  $ 1,225,280             $ 1,204,486    $ 1,214,915       $ 1,214,442
10/31/2003                 $ 1,319,259             $ 1,275,068    $ 1,288,417       $ 1,286,823
11/30/2003                 $ 1,352,636             $ 1,290,369    $ 1,306,197       $ 1,306,898
12/31/2003                 $ 1,408,422             $ 1,352,178    $ 1,365,891       $ 1,359,043
1/31/2004                  $ 1,408,365             $ 1,377,869    $ 1,394,438       $ 1,390,980
2/29/2004                  $ 1,441,461             $ 1,396,884    $ 1,413,263       $ 1,412,541
3/31/2004                  $ 1,442,182             $ 1,377,886    $ 1,396,445       $ 1,396,438
4/30/2004                  $ 1,382,187             $ 1,352,946    $ 1,367,538       $ 1,366,973
5/31/2004                  $ 1,396,977             $ 1,372,429    $ 1,387,368       $ 1,383,376
6/30/2004                  $ 1,429,580             $ 1,397,133    $ 1,414,976       $ 1,413,949

SOURCE: LIPPER, INC. THE QUOTED PERFORMANCE IS PAST PERFORMANCE AND NOT A GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. PLEASE NOTE, CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA SHOWN.

INVESTORS SHOULD CAREFULLY READ THE FUND PROSPECTUS WHICH INCLUDES INFORMATION ON THE FUND'S INVESTMENT OBJECTIVES, RISK, AS WELL AS CHARGES AND EXPENSES ALONG WITH OTHER INFORMATION. INVESTORS SHOULD REVIEW THE INFORMATION IN THE PROSPECTUS CAREFULLY BEFORE INVESTING. FOR UP TO DATE MONTH-END PERFORMANCE INFORMATION, OR TO RECEIVE A FUND PROSPECTUS PLEASE CALL 800 348-4782. PLEASE READ CAREFULLY BEFORE INVESTING OR SENDING MONEY.

The Fund commenced operations on 02/28/03.

The graph illustrates comparative performance for $1,000,000 invested in Select Shares of the JPMorgan Intrepid America Fund, Russell 1000 Index, Russell 3000 Index, and Lipper Multi-Cap Core Funds Index from February 28, 2003 to June 30, 2004. The performance of the Fund assumes reinvestment of all dividends and capital gains and does not include a sales charge. The performance of the indices does not include a sales charge and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The Russell 1000 Index is an unmanaged, capitalization weighted price only index, which is comprimised of 1000 of the largest companies (on the basis of capitalization) in the Russell 3000 Index.The Russell 3000 Index is an unmanaged, capitalization weighted price only index, which is comprised of 3000 of the largest U.S. companies based on total market capitalization. The Lipper Multi-Cap Core Funds Index represents the total returns of the funds in the indicated category, as defined by Lipper, Inc. Investors cannot invest directly in an index.

Select Shares have a $1,000,000 minimum initial deposit and carry no sales charge.

Certain fees and expenses of the Fund are currently being waived and reimbursed as described in the prospectus. Had the expenses not been subsidized or waived, returns would have been lower. Also, all performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Subsequent to the inception of the Fund, through 10/01/03, the Fund did not experience any shareholder purchase and sale activity. If such shareholder activity had occurred, the Fund's performance may have been impacted.

                                   (UNAUDITED)

INTREPID GROWTH FUND
As of June 30, 2004

Q: HOW DID THE FUND PERFORM?

A: The JPMorgan Intrepid Growth Fund, which seeks to provide long-term capital growth, returned 3.31% for the six months ended June 30, 2004. This compares with a gain of 2.74% of the Russell 1000 Growth Index, the Fund's benchmark.

Q: WHY DID THE FUND OUTPERFORM ITS BENCHMARK?

A: The Fund's focus on earnings momentum and a bias toward mid cap companies were the biggest contributors to performance, with stocks in the Industrial, Consumer and Healthcare sectors doing especially well. Solid earnings results were a major performance driver, as investors looked for companies with a record of strong earnings and revenue growth, coupled with upbeat news leading into reporting season.

As 2003 came to a close and 2004 began, a rapid sell-off of the prior 12 month's winners by investors detracted from our performance over the short term. This is a common irrational investor reaction to unusual gains experienced, as investors choose to "take their money and run". Many of 2003's winners, namely Information Technology, were sold in favor of more stable stocks.

Positive investor sentiment began to shift in the second quarter of the year, as greater optimism about corporate earnings was replaced by fear of inflation. This fear shifted attention to sustainability of the historically low interest rates which had been maintained for several years by the Federal Reserve. Momentum factors performed particularly poorly as investors reacted sharply to the speculation and uncertainty surrounding interest rate increases in the second quarter of 2004. Interest rate sensitive stocks began to be punished heavily by investors and analysts who feared the harmful effects of the looming interest rate hikes. Fortunately, the Fed's decision to increase rates in June finally stabilized the situation, easing speculation and investor concerns about the impact of rate rises on a fragile economic recovery.

Q: HOW WAS THE FUND MANAGED?

A: The Fund seeks to capitalize upon enduring market anomalies that are driven by persistent irrational investor behavior. This objective is met through a disciplined portfolio construction process that focuses on the Fund's exposure to three primary factors (price momentum, earnings momentum and P/E), that the portfolio manager believes best capture the investor driven market anomalies. The construction methodology used results in a portfolio that has a momentum bias relative to the Fund's index, the Russell 1000 Growth.

                                   (UNAUDITED)

                                                   JPMORGAN INTREPID GROWTH FUND
                                                             As of June 30, 2004

[CHART]

PERCENTAGE OF TOTAL PORTFOLIO INVESTMENTS

Technology                                  (28.3%)
Consumer Goods & Services                   (17.3%)
Finance & Insurance                         (14.5%)
Industrial Products & Services              (13.5%)
Pharmaceuticals                             (12.6%)
Health Services & Systems                    (8.2%)
Energy                                       (2.6%)
Telecommunications                           (1.7%)
Short-Term Investments                       (0.6%)
REITs                                        (0.5%)
Utilities                                    (0.2%)

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO

1.  PFIZER, INC. (5.6%)

2.  MICROSOFT CORP. (4.6%)

3.  CISCO SYSTEMS, INC. (3.8%)

4.  JOHNSON & JOHNSON (3.8%)

5.  AMERICAN INTERNATIONAL GROUP, INC. (2.9%)

6.  QUALCOMM, INC. (2.1%)

7.  3M CO. (2.1%)

8.  YAHOO!, INC. (1.8%)

9.  MOTOROLA, INC. (1.8%)

10. THE BOEING CO. (1.6%)

TOP 10 EQUITY HOLDINGS COMPRISED 30.1% ($2,194,953) OF THE PORTFOLIO'S MARKET VALUE OF INVESTMENTS. AS OF JUNE 30, 2004, THE FUND HELD 143 EQUITY HOLDINGS. PORTFOLIO HOLDINGS ARE SUBJECT TO CHANGE AT ANY TIME.

AVERAGE ANNUAL TOTAL RETURNS

                                                                 SINCE INCEPTION
                                                  1 YEAR            (2/28/03)
--------------------------------------------------------------------------------
Select Shares                                      23.13%            29.10%

Subsequent to the inception of the Fund, through 10/01/03, the Fund did not experience any shareholder purchase and sale activity. If such shareholder activity had occurred, the Fund's performance may have been impacted.

                                   (UNAUDITED)

[CHART]

LIFE OF FUND PERFORMANCE (2/28/03 TO 6/30/04)

                     JPMORGAN INTREPID        RUSSELL 1000      LIPPER LARGE-CAP
                GROWTH FUND (SELECT SHARES)   GROWTH INDEX      VALUE FUNDS INDEX
2/28/2003                1,000,000              1,000,000           1,000,000
3/31/2003                1,014,000              1,018,600             999,400
4/30/2003                1,069,364              1,093,875           1,083,749
5/31/2003                1,134,061              1,148,459           1,150,508
6/30/2003                1,142,113              1,164,308           1,163,624
7/31/2003                1,174,092              1,193,299           1,179,798
8/31/2003                1,226,104              1,223,012           1,199,737
9/30/2003                1,212,127              1,209,926           1,186,300
10/31/2003               1,312,854              1,277,924           1,251,784
11/30/2003               1,342,131              1,291,342           1,267,181
12/31/2003               1,361,015              1,336,022           1,344,859
1/31/2004                1,381,335              1,363,277           1,365,166
2/29/2004                1,399,430              1,372,002           1,393,971
3/31/2004                1,388,375              1,346,620           1,377,244
4/30/2004                1,334,228              1,330,999           1,351,902
5/31/2004                1,369,585              1,355,756           1,361,771
6/30/2004                1,406,127              1,372,703           1,391,730

SOURCE: LIPPER, INC. THE QUOTED PERFORMANCE IS PAST PERFORMANCE AND NOT A GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. PLEASE NOTE, CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA SHOWN.

INVESTORS SHOULD CAREFULLY READ THE FUND PROSPECTUS WHICH INCLUDES INFORMATION ON THE FUND'S INVESTMENT OBJECTIVES, RISK, AS WELL AS CHARGES AND EXPENSES ALONG WITH OTHER INFORMATION. INVESTORS SHOULD REVIEW THE INFORMATION IN THE PROSPECTUS CAREFULLY BEFORE INVESTING. FOR UP TO DATE MONTH-END PERFORMANCE INFORMATION, OR TO RECEIVE A FUND PROSPECTUS PLEASE CALL 800 348-4782. PLEASE READ CAREFULLY BEFORE INVESTING OR SENDING MONEY.

The Fund commenced operations on 02/28/03.

The graph illustrates comparative performance for $1,000,000 invested in Select Shares of the JPMorgan Intrepid Growth Fund, Russell 1000 Growth Index, and Lipper Large-Cap Value Funds Index from February 28, 2003 to June 30, 2004. The performance of the Fund assumes reinvestment of all dividends and capital gains and does not include a sales charge. The performance of the indices does not include a sales charge and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The Russell 1000 Index is an unmanaged, capitalization weighted price only index, which is comprised of 1000 of the largest companies (on the basis of capitalization) in the Russell 3000 Index. The Russell 1000 Growth Index measures the performance of those Russell 1000 companies with the highest price to book ratios and highest forecasted growth values. The Lipper Large-Cap Value Funds Index represents the total returns of the funds in the indicated category, as defined by Lipper, Inc. Investors cannot invest directly in an index.

Select Shares have a $1,000,000 minimum initial deposit and carry no sales charge.

Certain fees and expenses of the Fund are currently being waived and reimbursed as described in the prospectus. Had the expenses not been subsidized or waived, returns would have been lower. Also, all performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Subsequent to the inception of the Fund, through 10/01/03, the Fund did not experience any shareholder purchase and sale activity. If such shareholder activity had occurred, the Fund's performance may have been impacted.

                                   (UNAUDITED)

INTREPID INVESTOR FUND
As of June 30, 2004

Q: HOW DID THE FUND PERFORM?

A: The JPMorgan Intrepid Investor Fund, which seeks to provide long-term capital appreciation, returned 5.18% for the six months ended June 30, 2004. This compares with a gain of 3.59% of the Russell 3000 Index, the Fund's benchmark.

Q: WHY DID THE FUND OUTPERFORM ITS BENCHMARK?

A: The Fund's holdings in Industrials, Materials, and Information Technology were significant contributors to performance during the first half of year, as the factors used in managing the fund (i.e. value, momentum and earnings revisions) led the management team to select the best stocks in these sectors. In addition, the Fund's small cap bias was a key driver of the significant outperformance relative to both our benchmark and our peer group.

The Fund began the year with an impressive first quarter. Solid earnings results were a major performance driver, as investors looked for companies with a record of strong earnings and revenue growth, coupled with upbeat news leading into the reporting season. As the economic recovery continued during the second quarter of 2004, investor sentiment shifted from optimism about corporate earnings to a fear of inflation. This fear focused attention on the insustainability of the historically low interest rate levels which had been maintained by the Federal Reserve for several years. The value and momentum factors employed by the portfolio management team to capitalize upon behavioral anomalies began to have adverse effects as this shift occurred. Interest rate sensitive stocks were punished heavily by investors who feared the harmful effects of looming interest rate rises. Homebuilders, mortgage lenders and credit card issuers all severely underperformed during the second quarter. Fortunately, the Fed's decision to increase rates in June somewhat stabilized the situation, easing speculation and investor concerns about the impact of rate rises on a fragile economic recovery.

Q: HOW WAS THE FUND MANAGED?

A: The Fund seeks to capitalize upon enduring market anomalies that are driven by persistent irrational investor behavior. This objective was met through a disciplined portfolio construction process. This process focuses on the Fund's exposure to three primary factors (price momentum, earnings momentum and P/E) as well as contrarian factors (long-term price momentum and long-term sales growth) that the portfolio manager believes best captures the investor driven market anomalies. The construction methodology used results in a portfolio that has a value bias relative to the Fund's index, the Russell 3000.

                                   (UNAUDITED)

JPMORGAN INTREPID INVESTOR FUND
As of June 30, 2004

[CHART]

PERCENTAGE OF TOTAL PORTFOLIO INVESTMENTS

Consumer Goods & Services                   (23.2%)
Finance & Insurance                         (20.3%)
Technology                                  (14.7%)
Industrial Products & Services              (14.3%)
Energy                                       (6.1%)
Utilities                                    (5.7%)
Health Services & Systems                    (5.5%)
Pharmaceuticals                              (5.2%)
Telecommunications                           (2.6%)
Short-Term Investments                       (2.4%)

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO

1.  BANK OF AMERICA CORP. (2.2%)

2.  ALTRIA GROUP, INC. (1.7%)

3.  VERIZON COMMUNICATIONS, INC. (1.7%)

4.  HEWLETT-PACKARD CO. (1.3%)

5.  THE BOEING CO. (1.3%)

6.  MORGAN STANLEY (1.2%)

7.  WACHOVIA CORP. (1.2%)

8.  MERRILL LYNCH & CO., INC. (1.2%)

9.  ALCOA, INC. (1.2%)

10. FORD MOTOR CO. (1.2%)

TOP 10 EQUITY HOLDINGS COMPRISED 14.2% ($2,511,471) OF THE PORTFOLIO'S MARKET VALUE OF INVESTMENTS. AS OF JUNE 30, 2004, THE FUND HELD 100 EQUITY HOLDINGS. PORTFOLIO HOLDINGS ARE SUBJECT TO CHANGE AT ANY TIME.

AVERAGE ANNUAL TOTAL RETURNS

                                                                 SINCE INCEPTION
                                                  1 YEAR            (2/28/03)
--------------------------------------------------------------------------------
Select Shares                                      24.33%            33.84%

Subsequent to the inception of the Fund, through 10/01/03, the Fund did not experience any shareholder purchase and sale activity. If such shareholder activity had occurred, the Fund's performance may have been impacted.

                                   (UNAUDITED)

[CHART]

LIFE OF FUND PERFORMANCE (2/28/03 TO 6/30/04)

                      JPMORGAN INTREPID       RUSSELL 3000      LIPPER MULTI-CAP
                INVESTOR FUND (SELECT SHARES)     INDEX         CORE FUNDS INDEX
2/28/2003                1,000,000              1,000,000           1,000,000
3/31/2003                  972,700              1,010,500           1,003,200
4/30/2003                1,064,717              1,093,058           1,081,249
5/31/2003                1,164,694              1,159,079           1,154,341
6/30/2003                1,186,707              1,174,726           1,171,541
7/31/2003                1,222,071              1,201,627           1,194,152
8/31/2003                1,250,056              1,228,303           1,230,812
9/30/2003                1,239,431              1,214,915           1,214,442
10/31/2003               1,308,715              1,288,417           1,286,823
11/30/2003               1,336,722              1,306,197           1,306,898
12/31/2003               1,402,770              1,365,891           1,359,043
1/31/2004                1,440,206              1,394,438           1,390,980
2/29/2004                1,470,595              1,413,263           1,412,541
3/31/2004                1,481,624              1,396,445           1,396,438
4/30/2004                1,419,396              1,367,538           1,366,973
5/31/2004                1,431,886              1,387,368           1,383,376
6/30/2004                1,475,398              1,414,976           1,413,949

SOURCE: LIPPER, INC. THE QUOTED PERFORMANCE IS PAST PERFORMANCE AND NOT A GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. PLEASE NOTE, CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA SHOWN.

INVESTORS SHOULD CAREFULLY READ THE FUND PROSPECTUS WHICH INCLUDES INFORMATION ON THE FUND'S INVESTMENT OBJECTIVES, RISK, AS WELL AS CHARGES AND EXPENSES ALONG WITH OTHER INFORMATION. INVESTORS SHOULD REVIEW THE INFORMATION IN THE PROSPECTUS CAREFULLY BEFORE INVESTING. FOR UP TO DATE MONTH-END PERFORMANCE INFORMATION, OR TO RECEIVE A FUND PROSPECTUS PLEASE CALL 800 348-4782. PLEASE READ CAREFULLY BEFORE INVESTING OR SENDING MONEY.

The Fund commenced operations on 02/28/03.

The graph illustrates comparative performance for $1,000,000 invested in Select Shares of the JPMorgan Intrepid Investor Fund, Russell 3000 Index, and Lipper Multi-Cap Core Funds Index from February 28, 2003 to June 30, 2004. The performance of the Fund assumes reinvestment of all dividends and capital gains and does not include a sales charge. The performance of the indices does not include a sales charge and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The Russell 3000 Index is an unmanaged, capitalization weighted price only index, which is comprised of 3000 of the largest U.S. companies based on total market capitalization. The Lipper Multi-Cap Core Funds Index represents the total returns of the funds in the indicated category, as defined by Lipper, Inc. Investors cannot invest directly in an index.

Select Shares have a $1,000,000 minimum initial deposit and carry no sales charge.

Certain fees and expenses of the Fund are currently being waived and reimbursed as described in the prospectus. Had the expenses not been subsidized or waived, returns would have been lower. Also, all performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Subsequent to the inception of the Fund, through 10/01/03, the Fund did not experience any shareholder purchase and sale activity. If such shareholder activity had occurred, the Fund's performance may have been impacted.

                                   (UNAUDITED)

INTREPID VALUE FUND
As of June 30, 2004

Q: HOW DID THE FUND PERFORM?

A: The JPMorgan Intrepid Value Fund, which seeks to provide long-term capital appreciation, returned 3.85% for the six months ended June 30, 2004. This compares with a gain of 3.94% of the Russell 1000 Value Index, the Fund's benchmark.

Q: WHY DID THE FUND PERFORM THIS WAY?

A: The Fund's emphasis on stocks with strong earnings yields and significant earnings momentum were the biggest contributors to performance. In particular, the energy sector was a big performance driver, with both our stock selection and sector overweight having a significantly positive impact on performance. These factors were somewhat offset by poor asset selection in a few areas, particularly Information Technology and Consumer Staples.

The investment manager's strategy of selecting stocks with strong momentum at an attractive valuation proved helpful in the first quarter, as the Fund closed the period 1.53% ahead of the Russell 1000 Value. Strong earnings momentum and value metrics were key market drivers, as investors looked for companies with a record of strong earnings and revenue growth, coupled with upbeat news leading into reporting season.

As the economic recovery continued during the second quarter of 2004, investor sentiment shifted from optimism about corporate earnings to fear of inflation. This fear focused attention on sustainability of the low interest rate levels which had been maintained for several years by the Federal Reserve. The momentum factors employed to capitalize upon behavioral anomalies detracted from the Fund's performance at the portfolio and stock selection levels during the second quarter of the year. In particular, mortgage lenders and homebuilders significantly detracted from performance in April and May as interest rate sensitive stocks were punished heavily by investors who feared the harmful effects of looming interest rate rises. Fortunately, the Fed's decision to increase rates in June somewhat stabilized the situation, easing speculation and investor concerns about the impact of rate rises on a fragile economic recovery.

Q: HOW WAS THE FUND MANAGED?

A: The Fund seeks to capitalize upon enduring market anomalies that are driven by persistent irrational investor behavior. We use a disciplined portfolio construction process that focuses on the Fund's exposure to three primary factors (price momentum, earnings momentum and P/E), that the portfolio manager believes best capture the investor driven market anomalies. The construction methodology used results in a portfolio that has a value bias relative to the Fund's index, the Russell 1000 Value.

                                   (UNAUDITED)

JPMORGAN INTREPID VALUE FUND
As of June 30, 2004

[CHART]

PERCENTAGE OF TOTAL PORTFOLIO INVESTMENTS

Finance & Insurance                         (33.8%)
Industrial Products & Services              (17.1%)
Consumer Goods & Services                   (16.1%)
Energy                                      (14.2%)
Technology                                   (4.4%)
Telecommunications                           (4.3%)
Health Services & Systems                    (3.3%)
Utilities                                    (3.1%)
Short-Term Investments                       (2.3%)
REITs                                        (1.4%)

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO

1.  BANK OF AMERICA CORP. (4.1%)

2.  ALTRIA GROUP, INC. (2.8%)

3.  CHEVRONTEXACO CORP. (2.8%)

4.  VERIZON COMMUNICATIONS, INC. (2.7%)

5.  HEWLETT-PACKARD CO. (2.2%)

6.  WACHOVIA CORP. (2.1%)

7.  U.S. BANCORP (2.1%)

8.  CONOCOPHILLIPS (2.0%)

9.  MORGAN STANLEY (2.0%)

10. MERRILL LYNCH & CO., INC. (1.9%)

TOP 10 EQUITY HOLDINGS COMPRISED 24.7% ($3,245,235) OF THE PORTFOLIO'S MARKET VALUE OF INVESTMENTS. AS OF JUNE 30, 2004, THE FUND HELD 143 EQUITY HOLDINGS. PORTFOLIO HOLDINGS ARE SUBJECT TO CHANGE AT ANY TIME.

AVERAGE ANNUAL TOTAL RETURNS

                                                                 SINCE INCEPTION
                                                  1 YEAR            (2/28/03)
--------------------------------------------------------------------------------
Select Shares                                      22.99%            32.20%

Subsequent to the inception of the Fund, through 10/01/03, the Fund did not experience any shareholder purchase and sale activity. If such shareholder activity had occurred, the Fund's performance may have been impacted.

                                   (UNAUDITED)

JPMORGAN INTREPID VALUE FUND
As of June 30, 2004

[CHART]

LIFE OF FUND PERFORMANCE (2/28/03 TO 6/30/04)

                     JPMORGAN INTREPID         RUSSELL 1000    LIPPER LARGE-CAP
                  VALUE FUND (SELECT SHARES)   VALUE INDEX    GROWTH FUNDS INDEX
2/28/2003                1,000,000              1,000,000           1,000,000
3/31/2003                1,005,300              1,001,700           1,018,800
4/30/2003                1,077,279              1,089,850           1,093,376
5/31/2003                1,161,954              1,160,254           1,146,952
6/30/2003                1,179,964              1,174,757           1,156,471
7/31/2003                1,189,286              1,192,261           1,190,009
8/31/2003                1,212,715              1,210,860           1,219,283
9/30/2003                1,217,929              1,198,994           1,193,312
10/31/2003               1,304,402              1,272,372           1,265,747
11/30/2003               1,332,577              1,289,676           1,277,771
12/31/2003               1,397,439              1,369,121           1,313,804
1/31/2004                1,424,309              1,393,217           1,339,029
2/29/2004                1,459,062              1,423,032           1,344,787
3/31/2004                1,461,105              1,410,509           1,329,726
4/30/2004                1,406,314              1,376,093           1,299,940
5/31/2004                1,411,236              1,390,129           1,323,469
6/30/2004                1,451,306              1,422,936           1,342,394

SOURCE: LIPPER, INC. THE QUOTED PERFORMANCE IS PAST PERFORMANCE AND NOT A GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. PLEASE NOTE, CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA SHOWN.

INVESTORS SHOULD CAREFULLY READ THE FUND PROSPECTUS WHICH INCLUDES INFORMATION ON THE FUND'S INVESTMENT OBJECTIVES, RISK, AS WELL AS CHARGES AND EXPENSES ALONG WITH OTHER INFORMATION. INVESTORS SHOULD REVIEW THE INFORMATION IN THE PROSPECTUS CAREFULLY BEFORE INVESTING. FOR UP TO DATE MONTH-END PERFORMANCE INFORMATION, OR TO RECEIVE A FUND PROSPECTUS PLEASE CALL 800 348-4782. PLEASE READ CAREFULLY BEFORE INVESTING OR SENDING MONEY.

The Fund commenced operations on 02/28/03.

The graph illustrates comparative performance for $1,000,000 invested in Select Shares of the JPMorgan Intrepid Value Fund, Russell 1000 Value Index, and Lipper Large-Cap Growth Funds Index from February 28, 2003 to June 30, 2004. The performance of the Fund assumes reinvestment of all dividends and capital gains and does not include a sales charge. The performance of the indices does not include a sales charge and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The Russell 1000 Index is an unmanaged, capitalization weighted price only index, which is comprised of 1000 of the largest companies (on the basis of capitalization) in the Russell 3000 Index. The Russell 1000 Value Index measures the performance of those Russell 1000 companies with lower price to book ratios and lower forecasted growth values. The Lipper Large-Cap Growth Funds Index represents the total returns of the funds in the indicated category, as defined by Lipper, Inc. Investors cannot invest directly in an index.

Select Shares have a $1,000,000 minimum initial deposit and carry no sales charge.

Certain fees and expenses of the Fund are currently being waived and reimbursed as described in the prospectus. Had the expenses not been subsidized or waived, returns would have been lower. Also, all performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Subsequent to the inception of the Fund, through 10/01/03, the Fund did not experience any shareholder purchase and sale activity. If such shareholder activity had occurred, the Fund's performance may have been impacted.

                                   (UNAUDITED)

JPMORGAN INTREPID AMERICA FUND
Portfolio of Investments
As of June 30, 2004 (unaudited)

      SHARES   ISSUER                                                                  VALUE
--------------------------------------------------------------------------------------------
   Long-Term Investments -- 96.5%
               COMMON STOCKS -- 96.5%

               Aerospace -- 1.2%
      24,300   General Dynamics Corp.                                         $    2,412,990

               Apparel -- 1.3%
      33,900   Nike, Inc., Class B                                                 2,567,925

               Automotive -- 3.9%
      18,000   Autoliv, Inc. (Sweden)                                                759,600
     189,100   Ford Motor Co.                                                      2,959,415
      56,100   General Motors Corp.                                                2,613,699
      13,000   Lear Corp.                                                            766,870
      13,700   Paccar, Inc.                                                          794,463
                                                                              --------------
                                                                                   7,894,047
               Banking -- 6.4%
      61,883   Bank of America Corp.                                               5,236,539
      24,400   Doral Financial Corp. (Puerto Rico)                                   841,800
      36,800   Sovereign Bancorp, Inc.                                               813,280
     110,100   U.S. Bancorp                                                        3,034,356
      66,300   Wachovia Corp.                                                      2,950,350
                                                                              --------------
                                                                                  12,876,325
               Biotechnology -- 0.8%
      17,700   Charles River Laboratories International, Inc. *                      864,999
      11,400   Invitrogen Corp. *                                                    820,686
                                                                              --------------
                                                                                   1,685,685
               Business Services -- 2.2%
      32,100   Acxiom Corp.                                                          797,043
      22,500   Alliance Data Systems Corp. *                                         950,625
     111,000   Cendant Corp.                                                       2,717,280
                                                                              --------------
                                                                                   4,464,948
               Chemicals -- 1.4%
      69,600   The Dow Chemical Co.                                                2,832,720

               Computer Software -- 0.8%
      20,700   Autodesk, Inc.                                                        886,167
     103,500   Compuware Corp. *                                                     683,100
                                                                              --------------
                                                                                   1,569,267
               Computers/Computer Hardware -- 0.4%
      21,100   Tech Data Corp. *                                                     825,643

               Construction -- 3.1%
      15,700   Centex Corp.                                                          718,275
      27,000   D.R. Horton, Inc.                                                     766,800
      11,800   KB Home                                                               809,834
      17,200   Lennar Corp., Class A                                                 769,184
      11,620   MDC Holdings, Inc.                                                    739,148
       1,700   NVR, Inc. *                                                           823,140
      15,400   Pulte Homes, Inc.                                                     801,262
       9,200   Ryland Group, Inc.                                                    719,440
                                                                              --------------
                                                                                   6,147,083
               Construction Materials -- 1.3%
      83,300   Masco Corp.                                                         2,597,294

                       See notes to financial statements.

      SHARES   ISSUER                                                                  VALUE
--------------------------------------------------------------------------------------------
   Long-Term Investments -- Continued

               Consumer Products -- 2.0%
      81,800   Altria Group, Inc.                                             $    4,094,090
               Consumer Services -- 0.4%
      25,800   Rent-A-Center, Inc. *                                                 772,194

               Electronics/Electrical Equipment -- 1.5%
      24,900   Amphenol Corp., Class A *                                             829,668
      16,700   Energizer Holdings, Inc. *                                            751,500
      37,500   PerkinElmer, Inc.                                                     751,500
      33,500   SanDisk Corp. *                                                       726,615
                                                                              --------------
                                                                                   3,059,283
               Financial Services -- 9.4%
      35,700   Capital One Financial Corp.                                         2,441,166
      12,400   Countrywide Financial Corp.                                           871,100
      68,700   E*TRADE Group, Inc. *                                                 766,005
      49,000   Fannie Mae                                                          3,496,641
      41,000   Friedman, Billings, Ramsey Group, Inc., Class A                       811,390
      22,700   Golden West Financial Corp.                                         2,414,145
      27,300   Goldman Sachs Group, Inc.                                           2,570,568
     105,700   MBNA Corp.                                                          2,726,003
      53,300   Merrill Lynch & Co., Inc.                                           2,877,134
                                                                              --------------
                                                                                  18,974,152
               Food/Beverage Products -- 2.8%
      28,600   Coca-Cola Enterprises, Inc.                                           829,114
      38,800   PepsiAmericas, Inc.                                                   824,112
     103,600   Sara Lee Corp.                                                      2,381,764
      24,200   Supervalu, Inc.                                                       740,762
      39,100   Tyson Foods, Inc., Class A                                            819,145
                                                                              --------------
                                                                                   5,594,897
               Health Care/Health Care Services -- 6.1%
       9,800   Aetna, Inc.                                                           833,000
      26,600   Anthem, Inc. *                                                      2,382,296
      46,700   Becton, Dickinson & Co.                                             2,419,060
      17,550   Coventry Health Care, Inc. *                                          858,195
      18,700   PacifiCare Health Systems *                                           722,942
      42,784   UnitedHealth Group, Inc.                                            2,663,304
      21,500   WellPoint Health Networks, Inc. *                                   2,408,215
                                                                              --------------
                                                                                  12,287,012
               Hotels/Other Lodging -- 0.5%
      14,300   Mandalay Resort Group                                                 981,552

               Insurance -- 9.0%
      34,800   Chubb Corp.                                                         2,372,664
      36,800   Hartford Financial Services Group, Inc.                             2,529,632
      65,600   Metlife, Inc.                                                       2,351,760
      66,300   Principal Financial Group, Inc.                                     2,305,914
      60,600   The Allstate Corp.                                                  2,820,930
      28,500   The Progressive Corp.                                               2,431,050
      62,136   The St. Paul Travelers Companies, Inc.                              2,518,993
      17,700   W.R. Berkley Corp.                                                    760,215
                                                                              --------------
                                                                                  18,091,158

                       See notes to financial statements.

      SHARES   ISSUER                                                                  VALUE
--------------------------------------------------------------------------------------------
   Long-Term Investments -- Continued
               Internet Services/Software -- 0.4%
      18,100   Symantec Corp. *                                               $      792,418

               Machinery & Engineering Equipment -- 2.6%
      34,000   Caterpillar, Inc.                                                   2,700,960
      35,800   Deere & Co.                                                         2,511,012
                                                                              --------------
                                                                                   5,211,972
               Manufacturing -- 1.3%
      50,900   Danaher Corp.                                                       2,639,165

               Metals/Mining -- 2.4%
      85,300   Alcoa, Inc.                                                         2,817,459
      11,900   Phelps Dodge Corp.                                                    922,369
      26,300   Southern Peru Copper Corp.                                          1,086,979
                                                                              --------------
                                                                                   4,826,807
               Multi-Media -- 1.6%
     124,100   The Walt Disney Co.                                                 3,163,309

               Office/Business Equipment -- 0.4%
      56,900   Xerox Corp. *                                                         825,050

               Oil & Gas -- 8.5%
      67,800   Burlington Resources, Inc.                                          2,453,004
      56,400   Chesapeake Energy Corp.                                               830,208
      40,700   ChevronTexaco Corp.                                                 3,830,277
      40,400   ConocoPhillips                                                      3,082,116
      38,100   Devon Energy Corp.                                                  2,514,600
      54,100   Occidental Petroleum Corp.                                          2,618,981
      12,200   Valero Energy Corp.                                                   899,872
      30,500   XTO Energy, Inc.                                                      908,595
                                                                              --------------
                                                                                  17,137,653
               Paper/Forest Products -- 1.2%
      38,900   Weyerhaeuser Co.                                                    2,455,368

               Pharmaceuticals -- 5.3%
      24,000   Eon Labs, Inc. *                                                      982,320
      10,300   ImClone Systems, Inc. *                                               883,637
      87,600   Johnson & Johnson                                                   4,879,320
      82,900   Merck & Co., Inc.                                                   3,937,750
                                                                              --------------
                                                                                  10,683,027
               Restaurants/Food Services -- 1.3%
     103,300   McDonald's Corp.                                                    2,685,800

               Retailing -- 3.8%
      47,400   Best Buy Co., Inc.                                                  2,405,076
      38,200   Claire's Stores, Inc.                                                 828,940
      14,800   Neiman-Marcus Group, Inc., Class A                                    823,620
      20,700   Nordstrom, Inc.                                                       882,027
     113,700   The Gap, Inc.                                                       2,757,225
                                                                              --------------
                                                                                   7,696,888
               Semi-Conductors -- 4.2%
      50,200   Analog Devices, Inc.                                                2,363,416
     137,400   Applied Materials, Inc. *                                           2,695,788

                       See notes to financial statements.

      SHARES   ISSUER                                                                  VALUE
--------------------------------------------------------------------------------------------
   Long-Term Investments -- Continued
               Semi-Conductors -- Continued
      35,600   National Semiconductor Corp. *                                 $      782,844
     110,400   Texas Instruments, Inc.                                             2,669,472
                                                                              --------------
                                                                                   8,511,520
               Shipping/Transportation -- 1.3%
      72,200   Burlington Northern Santa Fe Corp.                                  2,532,054

               Telecommunications -- 2.6%
      47,000   Alltel Corp.                                                        2,379,140
     107,800   Nextel Communications, Inc., Class A *                              2,873,948
                                                                              --------------
                                                                                   5,253,088
               Telecommunications Equipment -- 3.0%
     146,800   Motorola, Inc.                                                      2,679,100
      44,700   QUALCOMM, Inc.                                                      3,262,206
                                                                              --------------
                                                                                   5,941,306
               Toys & Games -- 0.4%
      40,800   Hasbro, Inc.                                                          775,200

               Utilities -- 1.7%
      32,600   Edison International                                                  833,582
      78,500   Exelon Corp.                                                        2,613,265
                                                                              --------------
                                                                                   3,446,847
               -----------------------------------------------------------------------------
               Total Common Stocks                                               194,305,737
               (Cost $190,280,877)
               -----------------------------------------------------------------------------

   Short-Term Investment -- 3.5%

               MONEY MARKET FUND -- 3.5%
   6,974,326   JPMorgan Prime Money Market Fund (a)                                6,974,326
               (Cost $6,974,326)
--------------------------------------------------------------------------------------------
               Total Investments -- 100.0%                                    $  201,280,063
               (Cost $197,255,203)
--------------------------------------------------------------------------------------------

                       See notes to financial statements.

JPMORGAN INTREPID GROWTH FUND
Portfolio of Investments

As of June 30, 2004 (unaudited)

      SHARES   ISSUER                                                                  VALUE
--------------------------------------------------------------------------------------------
   Long-Term Investments -- 99.4%
               COMMON STOCKS -- 99.4%
               Aerospace -- 3.2%
       2,300   The Boeing Co.                                                 $      117,507
         500   United Defense Industries, Inc. *                                      17,500
       1,100   United Technologies Corp.                                             100,628
                                                                              --------------
                                                                                     235,635
               Apparel -- 1.7%
         500   Coach, Inc. *                                                          22,595
       1,200   Nike, Inc., Class B                                                    90,900
         200   Timberland Co., Class A *                                              12,918
                                                                              --------------
                                                                                     126,413
               Automotive -- 0.2%
         300   Autoliv, Inc. (Sweden)                                                 12,660

               Banking -- 2.1%
         450   Doral Financial Corp. (Puerto Rico)                                    15,525
         400   First Bancorp (Puerto Rico)                                            16,300
         500   IndyMac Bancorp, Inc.                                                  15,800
         400   Investors Financial Services Corp.                                     17,432
         500   North Fork Bancorporation, Inc.                                        19,025
       1,200   Wells Fargo & Co.                                                      68,676
                                                                              --------------
                                                                                     152,758
               Biotechnology -- 1.7%
         300   Charles River Laboratories International, Inc. *                       14,661
       1,700   Genentech, Inc. *                                                      95,540
         200   Invitrogen Corp. *                                                     14,398
                                                                              --------------
                                                                                     124,599
               Business Services -- 1.7%
         600   Acxiom Corp.                                                           14,898
         500   Alliance Data Systems Corp. *                                          21,125
       3,300   Cendant Corp.                                                          80,784
         300   Cognizant Technology Solutions Corp. *                                  7,623
                                                                              --------------
                                                                                     124,430
               Chemicals -- 1.3%
         400   Cabot Corp.                                                            16,280
       1,900   The Dow Chemical Co.                                                   77,330
                                                                              --------------
                                                                                      93,610
               Computer Networks -- 4.0%
      11,700   Cisco Systems, Inc. *                                                 277,290
         600   Juniper Networks, Inc. *                                               14,742
                                                                              --------------
                                                                                     292,032
               Computer Software -- 5.2%
         300   Autodesk, Inc.                                                         12,843
       1,800   Compuware Corp. *                                                      11,880
      11,800   Microsoft Corp.                                                       337,008
         800   Red Hat, Inc. *                                                        18,376
                                                                              --------------
                                                                                     380,107
               Construction -- 0.9%
         300   Centex Corp.                                                           13,725
         600   D.R. Horton, Inc.                                                      17,040
         300   Lennar Corp., Class A                                                  13,416
          40   NVR, Inc. *                                                            19,368
                                                                              --------------
                                                                                      63,549

                       See notes to financial statements.

      SHARES   ISSUER                                                                  VALUE
--------------------------------------------------------------------------------------------
               Long-Term Investments -- Continued

               Construction Materials -- 1.3%
         300   Florida Rock Industries, Inc.                                  $       12,651
       2,600   Masco Corp.                                                            81,068
                                                                              --------------
                                                                                      93,719

               Consumer Products -- 4.4%
       1,600   Avon Products, Inc.                                                    73,824
         300   Black & Decker Corp.                                                   18,639
         200   Harman International Industries, Inc.                                  18,200
       1,300   Kimberly-Clark Corp.                                                   85,644
       2,700   The Gillette Co.                                                      114,480
         200   The Scotts Co., Class A *                                              12,776
                                                                              --------------
                                                                                     323,563

               Consumer Services -- 0.6%
         300   Career Education Corp. *                                               13,668
         400   ITT Educational Services, Inc. *                                       15,208
         300   Regis Corp.                                                            13,377
                                                                              --------------
                                                                                      42,253

               Electronics/Electrical Equipment -- 1.6%
         400   Amphenol Corp., Class A *                                              13,328
         600   Arrow Electronics, Inc. *                                              16,092
         300   Energizer Holdings, Inc. *                                             13,500
         300   Fisher Scientific International *                                      17,325
         900   PerkinElmer, Inc.                                                      18,036
         400   SanDisk Corp. *                                                         8,676
       1,200   Sanmina-SCI Corp. *                                                    10,920
         500   Tektronix, Inc.                                                        17,010
                                                                              --------------
                                                                                     114,887

               Entertainment/Leisure -- 0.5%
         300   Harrah's Entertainment, Inc.                                           16,230
         400   Station Casinos, Inc.                                                  19,360
                                                                              --------------
                                                                                      35,590

               Financial Services -- 6.4%
       1,000   AmeriCredit Corp. *                                                    19,530
       1,200   Capital One Financial Corp.                                            82,056
         100   Chicago Mercantile Exchange                                            14,437
       1,500   E*TRADE Group, Inc. *                                                  16,725
         800   Friedman, Billings, Ramsey Group, Inc., Class A                        15,832
         200   Legg Mason, Inc.                                                       18,202
       1,000   Lehman Brothers Holdings, Inc.                                         75,250
       3,900   MBNA Corp.                                                            100,581
       1,500   Morgan Stanley                                                         79,155
       1,500   Providian Financial Corp. *                                            22,005
         400   T. Rowe Price Group, Inc.                                              20,160
                                                                              --------------
                                                                                     463,933

               Food/Beverage Products -- 1.0%
       3,200   Sara Lee Corp.                                                         73,568

               Health Care/Health Care Services -- 8.2%
         200   Aetna, Inc.                                                            17,000
         900   Anthem, Inc. *                                                         80,604
         500   Apogent Technologies, Inc. *                                           16,000
       2,700   Boston Scientific Corp. *                                             115,560
       2,780   Caremark Rx, Inc. *                                                    91,573

                       See notes to financial statements.

      SHARES   ISSUER                                                                  VALUE
--------------------------------------------------------------------------------------------
   Long-Term Investments -- Continued
               Health Care/Health Care Services -- Continued
                                                                              --------------
         450   Coventry Health Care, Inc. *                                   $       22,005
         600   DaVita, Inc. *                                                         18,498
         200   Idexx Laboratories, Inc. *                                             12,588
         500   Renal Care Group, Inc. *                                               16,565
       1,800   UnitedHealth Group, Inc.                                              112,050
         300   WellChoice, Inc. *                                                     12,420
         700   WellPoint Health Networks, Inc. *                                      78,407
                                                                              --------------
                                                                                     593,270

               Hotels/Other Lodging -- 0.3%
         300   Mandalay Resort Group                                                  20,592

               Insurance -- 6.0%
       2,200   AFLAC, Inc.                                                            89,782
       3,000   American International Group, Inc.                                    213,840
         400   Fidelity National Financial, Inc.                                      14,936
       1,100   The Progressive Corp.                                                  93,830
         150   Transatlantic Holdings, Inc.                                           12,149
         300   W.R. Berkley Corp.                                                     12,885
                                                                              --------------
                                                                                     437,422

               Internet Services/Software -- 3.3%
       2,400   Symantec Corp. *                                                      105,072
       3,700   Yahoo!, Inc. *                                                        134,421
                                                                              --------------
                                                                                     239,493

               Manufacturing -- 4.7%
       1,700   3M Co.                                                                153,017
       1,800   Danaher Corp.                                                          93,330
         900   Illinois Tool Works, Inc.                                              86,301
         400   Pentair, Inc.                                                          13,456
                                                                              --------------
                                                                                     346,104

               Metals/Mining -- 0.7%
         500   CONSOL Energy, Inc.                                                    18,000
         200   Phelps Dodge Corp.                                                     15,502
         500   Southern Peru Copper Corp.                                             20,665
                                                                              --------------
                                                                                      54,167

               Multi-Media -- 1.2%
       3,400   The Walt Disney Co.                                                    86,666

               Oil & Gas -- 2.6%
       1,500   Anadarko Petroleum Corp.                                               87,899
       1,100   Chesapeake Energy Corp.                                                16,192
         284   Kerr-McGee Corp.                                                       15,271
         300   Newfield Exploration Co. *                                             16,722
         400   Noble Energy, Inc.                                                     20,400
         400   Pioneer Natural Resources Co.                                          14,032
         625   XTO Energy, Inc.                                                       18,619
                                                                              --------------
                                                                                     189,135

               Packaging -- 0.2%
         200   Ball Corp.                                                             14,410

               Pharmaceuticals -- 10.9%
         500   Andrx Corp. *                                                          13,965
         400   Eon Labs, Inc. *                                                       16,372

                       See notes to financial statements.

      SHARES   ISSUER                                                                  VALUE
--------------------------------------------------------------------------------------------
   Long-Term Investments -- Continued

               Pharmaceuticals -- Continued
       1,400   Forest Laboratories, Inc. *                                    $       79,282
       4,900   Johnson & Johnson                                                     272,930
      11,900   Pfizer, Inc.                                                          407,932
                                                                              --------------
                                                                                     790,481

               Real Estate Investment Trust -- 0.5%
         300   Chelsea Property Group, Inc.                                           19,566
         300   The Mills Corp.                                                        14,010
                                                                              --------------
                                                                                      33,576

               Restaurants/Food Services -- 0.2%
         600   Ruby Tuesday, Inc.                                                     16,470

               Retailing -- 7.0%
         400   Abercrombie & Fitch Co., Class A                                       15,500
         400   Advanced Auto Parts, Inc. *                                            17,672
       1,800   Amazon.com, Inc. *                                                     97,920
         400   Barnes & Noble, Inc. *                                                 13,592
       1,700   Best Buy Co., Inc.                                                     86,258
         600   Borders Group, Inc.                                                    14,064
         400   Chico's FAS, Inc. *                                                    18,064
         800   Claire's Stores, Inc.                                                  17,360
         300   Michaels Stores, Inc.                                                  16,500
         500   MSC Industrial Direct Co., Class A                                     16,420
         400   RadioShack Corp.                                                       11,452
       3,000   Staples, Inc.                                                          87,930
       4,100   The Gap, Inc.                                                          99,425
                                                                              --------------
                                                                                     512,157

               Semi-Conductors -- 7.0%
       1,900   Analog Devices, Inc.                                                   89,452
       5,500   Applied Materials, Inc. *                                             107,910
         500   Broadcom Corp., Class A *                                              23,385
         600   Cypress Semiconductor Corp. *                                           8,514
         600   Fairchild Semiconductor International, Inc. *                           9,822
         300   International Rectifier Corp. *                                        12,426
         500   Lam Research Corp. *                                                   13,400
       1,900   Maxim Integrated Products, Inc.                                        99,598
         800   National Semiconductor Corp. *                                         17,592
         300   Silicon Laboratories, Inc. *                                           13,905
       4,800   Texas Instruments, Inc.                                               116,064
                                                                              --------------
                                                                                     512,068

               Shipping/Transportation -- 1.2%
       1,100   FedEx Corp.                                                            89,859

               Telecommunications -- 1.7%
         300   Harris Corp.                                                           15,225
       4,100   Nextel Communications, Inc., Class A *                                109,306
                                                                              --------------
                                                                                     124,531

               Telecommunications Equipment -- 5.5%
       8,100   Corning, Inc. *                                                       105,786
       7,000   Motorola, Inc.                                                        127,750
         700   Polycom, Inc. *                                                        15,687
       2,100   QUALCOMM, Inc.                                                        153,258
                                                                              --------------
                                                                                     402,481

                       See notes to financial statements.

      SHARES   ISSUER                                                                  VALUE
--------------------------------------------------------------------------------------------
   Long-Term Investments -- Continued

               Transportation -- 0.2%
         400   JB Hunt Transport Services, Inc.                               $     2215,432

               Utilities -- 0.2%
       1,500   The AES Corp. *                                                        14,895
               -----------------------------------------------------------------------------
               Total Common Stocks                                                 7,246,515
               (Cost $6,345,950)
               -----------------------------------------------------------------------------

               Short-Term Investment -- 0.6%
               MONEY MARKET FUND -- 0.6%

      45,464   JPMorgan Prime Money Market Fund (a)                                   45,464
               (Cost $45,464)
               -----------------------------------------------------------------------------
               Total Investments -- 100.0%                                    $    7,291,979
               (Cost $6,391,414)
               -----------------------------------------------------------------------------

                       See notes to financial statements.

JPMORGAN INTREPID INVESTOR FUND
Portfolio of Investments
As of June 30, 2004 (unaudited)

      SHARES   ISSUER                                                                  VALUE
--------------------------------------------------------------------------------------------
   Long-Term Investments -- 97.6%
               COMMON STOCKS -- 97.6%
               Aerospace -- 1.3%
       4,400   The Boeing Co.                                                 $      224,796

               Apparel -- 1.9%
       4,200   Jones Apparel Group, Inc.                                             165,816
       3,400   VF Corp.                                                              165,580
                                                                              --------------
                                                                                     331,396

               Appliances & Household Durables -- 0.8%
      18,200   Jacuzzi Brands, Inc. *                                                146,692

               Automotive -- 3.2%
       3,900   Autoliv, Inc. (Sweden)                                                164,580
      13,000   Ford Motor Co.                                                        203,450
       4,200   General Motors Corp.                                                  195,678
                                                                              --------------
                                                                                     563,708

               Banking -- 7.8%
       4,100   Astoria Financial Corp.                                               149,978
       4,632   Bank of America Corp.                                                 391,960
       5,400   Greater Bay Bancorp                                                   156,060
       4,100   Marshall & Ilsley Corp.                                               160,269
       5,200   Provident Bankshares Corp.                                            149,968
       8,325   Republic Bancorp, Inc., Class A                                       168,082
       4,900   Wachovia Corp.                                                        218,050
                                                                              --------------
                                                                                   1,394,367

               Biotechnology -- 1.9%
       2,300   Invitrogen Corp. *                                                    165,577
       8,300   Nektar Therapeutics *                                                 165,668
                                                                              --------------
                                                                                     331,245

               Business Services -- 2.8%
       3,800   Computer Sciences Corp. *                                             176,434
      12,300   Gartner, Inc., Class A *                                              162,606
       6,400   IMS Health, Inc.                                                      150,016
                                                                              --------------
                                                                                     489,056

               Chemicals -- 2.9%
       4,000   Cytec Industries, Inc.                                                181,800
       3,800   FMC Corp. *                                                           163,818
       4,800   MacDermid, Inc.                                                       162,480
                                                                              --------------
                                                                                     508,098

               Computer Networks -- 1.8%
       5,100   Anixter International, Inc.                                           173,553
       3,000   Black Box Corp.                                                       141,780
                                                                              --------------
                                                                                     315,333

               Computer Software -- 2.7%
       3,100   MicroStrategy, Inc., Class A *                                        132,370
       8,700   RSA Security, Inc., *                                                 178,089
       9,000   Sybase, Inc. *                                                        162,000
                                                                              --------------
                                                                                     472,459

               Computers/Computer Hardware -- 2.3%
      11,100   Hewlett-Packard Co.                                                   234,210
       4,500   Tech Data Corp. *                                                     176,085
                                                                              --------------
                                                                                     410,295

                       See notes to financial statements.

      SHARES   ISSUER                                                                  VALUE
--------------------------------------------------------------------------------------------
               Long-Term Investments -- Continued

               Construction Materials -- 0.9%

       3,700   Martin Marietta Materials, Inc.                                $      164,021

               Consumer Products -- 4.7%
       6,100   Altria Group, Inc.                                                    305,305
       7,600   American Greetings Corp., Class A *                                   176,168
       2,700   Black & Decker Corp.                                                  167,751
       2,700   R.J. Reynolds Tobacco Holdings, Inc.                                  182,493
                                                                              --------------
                                                                                     831,717

               Diversified -- 1.0%
       2,900   Textron, Inc.                                                         172,115

               Electronics/Electrical Equipment -- 0.9%
       2,800   Fisher Scientific International *                                     161,700

               Entertainment/Leisure -- 1.5%
       6,100   Aztar Corp. *                                                         170,800
       8,900   Callaway Golf Co.                                                     100,926
                                                                              --------------
                                                                                     271,726

               Financial Services -- 6.9%
       7,900   CompuCredit Corp. *                                                   136,670
      13,300   E*TRADE Group, Inc. *                                                 148,295
       1,900   Goldman Sachs Group, Inc.                                             178,904
       3,900   Merrill Lynch & Co., Inc.                                             210,522
       4,200   Morgan Stanley                                                        221,634
      11,600   Providian Financial Corp. *                                           170,172
       1,900   The Bear Stearns Co., Inc.                                            160,189
                                                                              --------------
                                                                                   1,226,386

               Food/Beverage Products -- 2.8%
       7,500   Ruddick Corp.                                                         168,375
       7,600   Sara Lee Corp.                                                        174,724
       5,000   Supervalu, Inc.                                                       153,050
                                                                              --------------
                                                                                     496,149

               Health Care/Health Care Services -- 5.5%
       2,000   Aetna, Inc.                                                           170,000
      18,600   Beverly Enterprises, Inc. *                                           159,960
       2,500   CIGNA Corp.                                                           172,025
       8,800   Humana, Inc. *                                                        148,720
       4,200   PacifiCare Health Systems *                                           162,372
       3,800   TECHNE Corp. *                                                        165,110
                                                                              --------------
                                                                                     978,187

               Insurance -- 5.6%
       4,600   Allmerica Financial Corp. *                                           155,480
       5,100   American Financial Group, Inc.                                        155,907
       3,500   Lincoln National Corp.                                                165,375
       3,996   Manulife Financial Corp. (Canada)                                     161,838
       4,300   The St. Paul Travelers Companies, Inc.                                174,322
      11,100   UnumProvident Corp.                                                   176,490
                                                                              --------------
                                                                                     989,412

               Internet Services/Software -- 0.8%
      14,400   EarthLink, Inc. *                                                     149,040

                       See notes to financial statements.

      SHARES   ISSUER                                                                  VALUE
--------------------------------------------------------------------------------------------
               Long-Term Investments -- Continued

               Machinery & Engineering Equipment -- 1.1%
       4,600   Nordson Corp.                                                  $      199,502

               Manufacturing -- 1.9%
       5,100   Crane Co.                                                             160,089
       5,000   Pentair, Inc.                                                         168,200
                                                                              --------------
                                                                                     328,289

               Metals/Mining -- 2.3%
       6,200   Alcoa, Inc.                                                           204,786
       3,600   Precision Castparts Corp.                                             196,884
                                                                              --------------
                                                                                     401,670

               Office/Business Equipment -- 1.0%
      12,100   Xerox Corp. *                                                         175,450

               Oil & Gas -- 6.1%
       2,200   Amerada Hess Corp.                                                    174,218
       3,100   Anadarko Petroleum Corp.                                              181,660
       3,200   Kerr-McGee Corp.                                                      172,064
       5,000   Marathon Oil Corp.                                                    189,200
       3,900   Occidental Petroleum Corp.                                            188,799
       4,700   Unocal Corp.                                                          178,600
                                                                              --------------
                                                                                   1,084,541

               Paper/Forest Products -- 1.0%
       4,700   Georgia-Pacific Corp.                                                 173,806

               Pharmaceuticals -- 3.3%
      10,900   Alkermes, Inc. *                                                      148,240
       6,400   IVAX Corp. *                                                          153,536
      11,700   King Pharmaceuticals, Inc. *                                          133,965
       8,000   Perrigo Co.                                                           151,760
                                                                              --------------
                                                                                     587,501

               Printing & Publishing -- 1.8%
       2,200   The McGraw-Hill Companies, Inc.                                       168,454
       9,800   The Reader's Digest Association, Inc.                                 156,702
                                                                              --------------
                                                                                     325,156

               Restaurants/Food Services -- 1.1%
       7,700   McDonald's Corp.                                                      200,200

               Retailing -- 5.4%
       6,600   BJ's Wholesale Club, Inc. *                                           165,000
       3,400   Federated Department Stores, Inc.                                     166,940
       7,000   Foot Locker, Inc.                                                     170,380
       6,100   Men's Wearhouse, Inc. *                                               160,979
       5,300   RadioShack Corp.                                                      151,739
       5,200   The May Department Stores Co.                                         142,948
                                                                              --------------
                                                                                     957,986

               Semi-Conductors -- 2.5%
      27,100   Atmel Corp. *                                                         160,432
      10,100   Cypress Semiconductor Corp. *                                         143,319
      14,000   Silicon Storage Technology, Inc. *                                    144,200
                                                                              --------------
                                                                                     447,951

               Shipping/Transportation -- 0.9%
       4,100   Ryder System, Inc.                                                    164,287

                       See notes to financial statements.

      SHARES   ISSUER                                                                  VALUE
--------------------------------------------------------------------------------------------
   Long-Term Investments -- Continued
               Telecommunications -- 2.6%
       4,800   Scientific-Atlanta, Inc.                                       $      165,600
       8,200   Verizon Communications, Inc.                                          296,758
                                                                              --------------
                                                                                     462,358
               Telecommunications Equipment -- 0.9%
       3,900   Plantronics, Inc. *                                                   164,190

               Utilities -- 5.7%
      14,500   Centerpoint Energy, Inc.                                              166,750
       4,200   Constellation Energy Group, Inc.                                      159,180
       7,800   DPL, Inc.                                                             151,476
       6,900   Edison International                                                  176,433
       5,000   Sempra Energy                                                         172,150
      18,900   The AES Corp. *                                                       187,677
                                                                              --------------
                                                                                   1,013,666
               -----------------------------------------------------------------------------
               Total Common Stocks                                                17,314,451
               (Cost $15,369,792)
               -----------------------------------------------------------------------------

   Short-Term Investment -- 2.4%
               MONEY MARKET FUND -- 2.4%
     430,236   JPMorgan Prime Money Market Fund (a)                                  430,236
               (Cost $430,236)
--------------------------------------------------------------------------------------------
               Total Investments -- 100.0%                                    $   17,744,687
               (Cost $15,800,028)
--------------------------------------------------------------------------------------------

                       See notes to financial statements.

JPMORGAN INTREPID VALUE FUND
Portfolio of Investments

As of June 30, 2004 (unaudited)

      SHARES   ISSUER                                                                  VALUE
--------------------------------------------------------------------------------------------
   Long-Term Investments -- 97.7%
               COMMON STOCKS-- 97.7%
               Aerospace -- 5.6%
       1,900   General Dynamics Corp.                                         $      188,670
       3,400   Northrop Grumman Corp.                                                182,580
       3,000   The Boeing Co.                                                        153,270
       2,300   United Technologies Corp.                                             210,404
                                                                              --------------
                                                                                     734,924

               Apparel -- 0.4%
         700   Jones Apparel Group, Inc.                                              27,636
         500   VF Corp.                                                               24,350
                                                                              --------------
                                                                                      51,986

               Automotive -- 4.4%
         600   American Axle & Manufacturing Holdings, Inc.                           21,816
         600   Autoliv, Inc. (Sweden)                                                 25,320
         600   BorgWarner, Inc.                                                       26,262
         500   Cummins Engine, Inc.                                                   31,250
       1,400   Dana Corp.                                                             27,440
      14,600   Ford Motor Co.                                                        228,490
       4,100   General Motors Corp.                                                  191,019
         400   Lear Corp.                                                             23,596
                                                                              --------------
                                                                                     575,193

               Banking -- 13.7%
         700   Astoria Financial Corp.                                                25,606
       6,332   Bank of America Corp.                                                 535,814
         600   First Bancorp (Puerto Rico)                                            24,450
         600   GreenPoint Financial Corp.                                             23,820
         700   Independence Community Bank Corp.                                      25,480
         800   IndyMac Bancorp, Inc.                                                  25,280
       5,800   KeyCorp                                                               173,362
       5,600   National City Corp.                                                   196,056
         833   New York Community Bancorp, Inc.                                       16,352
       3,200   PNC Financial Services Group, Inc.                                    169,856
       1,200   Sovereign Bancorp, Inc.                                                26,520
      10,000   U.S. Bancorp                                                          275,600
       6,200   Wachovia Corp.                                                        275,900
                                                                              --------------
                                                                                   1,794,096

               Business Services -- 1.4%
       7,600   Cendant Corp.                                                         186,048

               Chemicals -- 1.7%
       5,400   The Dow Chemical Co.                                                  219,780

               Computers/Computer Hardware -- 2.4%
      13,600   Hewlett-Packard Co.                                                   286,960
         700   Tech Data Corp. *                                                      27,391
                                                                              --------------
                                                                                     314,351

               Construction -- 1.7%
         600   Centex Corp.                                                           27,450
       1,100   D.R. Horton, Inc.                                                      31,240
         400   KB Home                                                                27,452
         500   Lennar Corp., Class A                                                  22,360
         420   MDC Holdings, Inc.                                                     26,716
         600   Pulte Homes, Inc.                                                      31,218

                        See notes to financial statements.

      SHARES   ISSUER                                                                  VALUE
--------------------------------------------------------------------------------------------
   Long-Term Investments -- Continued
               Construction -- Continued
         300   Ryland Group, Inc.                                             $       23,460
         800   Toll Brothers, Inc. *                                                  33,856
                                                                              --------------
                                                                                     223,752
               Construction Materials -- 1.5%
         600   Lafarge North America, Inc.                                            25,980
       5,600   Masco Corp.                                                           174,608
                                                                              --------------
                                                                                     200,588

               Consumer Products -- 3.1%
       7,500   Altria Group, Inc.                                                    375,375
         600   The Stanley Works                                                      27,348
                                                                              --------------
                                                                                     402,723

               Consumer Services -- 0.4%
         600   Regis Corp.                                                            26,754
         700   Rent-A-Center, Inc. *                                                  20,951
                                                                              --------------
                                                                                      47,705

               Electronics/Electrical Equipment -- 0.6%
       1,000   Arrow Electronics, Inc. *                                              26,820
         600   Energizer Holdings, Inc. *                                             27,000
       1,500   Vishay Intertechnology, Inc. *                                         27,870
                                                                              --------------
                                                                                      81,690

               Entertainment/Leisure-- 0.2%
         800   Brunswick Corp.                                                        32,640

               Financial Services -- 11.7%
       2,500   Capital One Financial Corp.                                           170,950
         800   CIT Group, Inc.                                                        30,632
         450   Countrywide Financial Corp.                                            31,613
       2,400   E*TRADE Group, Inc. *                                                  26,760
       3,700   Freddie Mac                                                           234,210
       1,300   Friedman, Billings, Ramsey Group, Inc., Class A                        25,727
       1,700   Golden West Financial Corp.                                           180,795
       2,400   Lehman Brothers Holdings, Inc.                                        180,600
       5,900   MBNA Corp.                                                            152,161
       4,600   Merrill Lynch & Co., Inc.                                             248,308
       4,900   Morgan Stanley                                                        258,573
                                                                              --------------
                                                                                   1,540,329

               Food/Beverage Products -- 1.6%
         400   Adolph Coors Co., Class B                                              28,936
       6,900   Sara Lee Corp.                                                        158,631
         800   Supervalu, Inc.                                                        24,488
                                                                              --------------
                                                                                     212,055

               Health Care/Health Care Services -- 3.3%
         300   Aetna, Inc.                                                            25,500
       1,800   Anthem, Inc. *                                                        161,208
         400   CIGNA Corp.                                                            27,524
       1,300   Humana, Inc. *                                                         21,970
         600   PacifiCare Health Systems *                                            23,196
         800   WellChoice, Inc. *                                                     33,120
       1,300   WellPoint Health Networks, Inc. *                                     145,613
                                                                              --------------
                                                                                     438,131

               Hotels/Other Lodging -- 0.3%
         600   Mandalay Resort Group                                                  41,184

                       See notes to financial statements.

      SHARES   ISSUER                                                                  VALUE
--------------------------------------------------------------------------------------------
   Long-Term Investments -- Continued
               Insurance -- 8.4%
         200   AMBAC Financial Group, Inc.                                    $       14,688
         900   American Financial Group, Inc.                                         27,513
       2,400   Chubb Corp.                                                           163,632
         700   Fidelity National Financial, Inc.                                      26,138
         800   First American Corp.                                                   20,712
       2,800   Hartford Financial Services Group, Inc.                               192,472
         900   HCC Insurance Holdings, Inc.                                           30,069
         500   MBIA, Inc.                                                             28,560
         500   Mercury General Corp.                                                  24,825
         700   Nationwide Financial Services, Class A                                 26,327
         800   Protective Life Corp.                                                  30,936
         600   Reinsurance Group of America                                           24,390
       4,600   The Allstate Corp.                                                    214,130
       4,600   The St. Paul Travelers Companies, Inc.                                186,484
         500   Torchmark Corp.                                                        26,900
         300   Transatlantic Holdings, Inc.                                           24,297
         800   W.R. Berkley Corp.                                                     34,360
                                                                              --------------
                                                                                   1,096,433

               Machinery & Engineering Equipment -- 2.6%
       2,000   Caterpillar, Inc.                                                     158,880
       2,600   Deere & Co.                                                           182,364
                                                                              --------------
                                                                                     341,244

               Manufacturing -- 0.2%
         500   Eaton Corp.                                                            32,370

               Metals/Mining -- 2.2%
       6,200   Alcoa, Inc.                                                           204,786
         400   Nucor Corp.                                                            30,704
         300   Phelps Dodge Corp.                                                     23,253
         700   Southern Peru Copper Corp.                                             28,931
                                                                              --------------
                                                                                     287,674

               Multi-Media -- 1.7%
       8,800   The Walt Disney Co.                                                   224,312

               Oil & Gas -- 14.2%
       2,900   Anadarko Petroleum Corp.                                              169,940
       3,940   Apache Corp.                                                          171,587
       5,200   Burlington Resources, Inc.                                            188,136
       1,900   Chesapeake Energy Corp.                                                27,968
       3,900   ChevronTexaco Corp.                                                   367,028
       3,500   ConocoPhillips                                                        267,015
       2,800   Devon Energy Corp.                                                    184,800
         500   Kerr-McGee Corp.                                                       26,885
         700   Marathon Oil Corp.                                                     26,488
         600   Newfield Exploration Co. *                                             33,444
       3,900   Occidental Petroleum Corp.                                            188,799
       1,200   ONEOK, Inc.                                                            26,388
         600   Pogo Producing Co.                                                     29,640
         900   Premcor, Inc. *                                                        33,750
         500   Sunoco, Inc.                                                           31,810
         500   Valero Energy Corp.                                                    36,880
       1,150   XTO Energy, Inc.                                                       34,259
                                                                              --------------
                                                                                   1,844,817

                       See notes to financial statements.

      SHARES   ISSUER                                                                  VALUE
--------------------------------------------------------------------------------------------
   Long-Term Investments -- Continued
               Packaging -- 0.2%
         400   Ball Corp.                                                     $       28,820

               Paper/Forest Products -- 1.5%
         700   Georgia-Pacific Corp.                                                  25,886
       2,800   Weyerhaeuser Co.                                                      176,736
                                                                              --------------
                                                                                     202,622

               Printing & Publishing -- 1.1%
       1,800   The McGraw-Hill Companies, Inc.                                       137,826

               Real Estate Investment Trust -- 1.4%
       1,500   Annaly Mortgage Management, Inc.                                       25,440
         800   Developers Diversified Realty                                          28,296
         900   General Growth Properties, Inc.                                        26,613
         600   The Mills Corp.                                                        28,020
       1,000   Thornburg Mortgage, Inc.                                               26,950
       1,600   Trizec Properties, Inc.                                                26,016
         500   Vornado Realty Trust                                                   28,555
                                                                              --------------
                                                                                     189,890

               Restaurants/Food Services -- 1.6%
       7,900   McDonald's Corp.                                                      205,400

               Retailing -- 1.2%
         800   Barnes & Noble, Inc. *                                                 27,184
       1,200   Borders Group, Inc.                                                    28,128
       1,200   Claire's Stores, Inc.                                                  26,040
         500   Federated Department Stores, Inc.                                      24,550
         500   Neiman-Marcus Group, Inc., Class A                                     27,825
         900   The May Department Stores Co.                                          24,741
                                                                              --------------
                                                                                     158,468

               Telecommunications -- 4.3%
         800   CenturyTel, Inc.                                                       24,032
      10,300   Sprint Corp. - FON Group                                              181,280
       9,800   Verizon Communications, Inc.                                          354,662
                                                                              --------------
                                                                                     559,974

               Utilities -- 3.1%
       2,600   Centerpoint Energy, Inc.                                               29,900
         600   Constellation Energy Group, Inc.                                       22,740
       1,300   Edison International                                                   33,241
       3,100   Entergy Corp.                                                         173,631
         900   PG&E Corp. *                                                           25,146
         600   PPL Corp.                                                              27,540
         800   Sempra Energy                                                          27,544
         700   Texas Genco Holdings, Inc.                                             31,563
         900   TXU Corp.                                                              36,459
                                                                              --------------
                                                                                     407,764
               -----------------------------------------------------------------------------
               Total Common Stocks                                                12,814,789
               (Cost $11,745,763)
               -----------------------------------------------------------------------------

                       See notes to financial statements.

      SHARES   ISSUER                                                                  VALUE
--------------------------------------------------------------------------------------------
   Short-Term Investment -- 2.3%
               MONEY MARKET FUND -- 2.3%
     306,739   JPMorgan Prime Money Market Fund (a)                           $      306,739
               (Cost $306,739)
--------------------------------------------------------------------------------------------
               Total Investments -- 100.0%
               (Cost $12,052,502)                                             $   13,121,528
--------------------------------------------------------------------------------------------

                       See notes to financial statements.

Abbreviations:
*      -- Non-income producing security.
(a) -- Affiliated. Money market fund registered under the Investment Company Act of 1940, as amended and advised by J.P. Morgan Investment Management Inc.

                       See notes to financial statements.

JPMORGAN FUNDS
Statement of Assets and Liabilities

As of June 30, 2004 (unaudited)

                                                                                  INTREPID         INTREPID
                                                                                  AMERICA           GROWTH
                                                                                  FUND(a)            FUND
---------------------------------------------------------------------------------------------------------------
ASSETS:
  Investment in non-affilates, at value                                       $   194,305,737   $     7,246,515
  Investment in affiliates, at value                                                6,974,326            45,464
---------------------------------------------------------------------------------------------------------------
  Total investment securities, at value                                           201,280,063         7,291,979
---------------------------------------------------------------------------------------------------------------
  Receivables:
    Fund shares sold                                                                1,238,323               125
    Interest and dividends                                                            263,580             5,206
    Expense reimbursements                                                                 --             4,383
---------------------------------------------------------------------------------------------------------------
  Total Assets                                                                    202,781,966         7,301,693
---------------------------------------------------------------------------------------------------------------
  LIABILITIES:
    Payables:
      Investment securities purchased                                               4,498,688                --
    Accrued liabilities:
      Investment advisory fees                                                         93,480                --
      Administration fees                                                              12,944                --
      Shareholder servicing fees                                                       24,448                --
      Custodian fees                                                                   18,337            12,851
      Trustees' fees                                                                      276                22
      Other                                                                            48,971            36,613
---------------------------------------------------------------------------------------------------------------
    Total Liabilities                                                               4,697,144            49,486
---------------------------------------------------------------------------------------------------------------
    NET ASSETS:
      Paid in capital                                                             195,089,181         5,470,753
      Accumulated net investment income (loss)                                        330,881            (7,024)
      Accumulated net realized gain (loss) on investments                          (1,360,100)          887,913
      Net unrealized appreciation (depreciation) of investments                     4,024,860           900,565
---------------------------------------------------------------------------------------------------------------
   Total Net Assets                                                           $   198,084,822   $     7,252,207
---------------------------------------------------------------------------------------------------------------
   Shares of beneficial interest outstanding
     ($0.001 par value; unlimited number of
     shares authorized)                                                             9,771,681           357,938
   Net asset value, redemption and offering price per share $                           20.27   $         20.26
---------------------------------------------------------------------------------------------------------------
   Cost of investments                                                        $   197,255,203   $     6,391,414
===============================================================================================================

(a)  Prior to April 30, 2004, the Fund was named Intrepid All Cap Fund.

                       See notes to financial statements.

                                                                                  INTREPID         INTREPID
                                                                                  INVESTOR           VALUE
                                                                                    FUND             FUND
---------------------------------------------------------------------------------------------------------------
ASSETS:
  Investment in non-affilates, at value                                       $    17,314,451   $    12,814,789
  Investment in affiliates, at value4                                                 430,236           306,739
---------------------------------------------------------------------------------------------------------------
  Total investment securities, at value                                            17,744,687        13,121,528
---------------------------------------------------------------------------------------------------------------
  Receivables:
    Fund shares sold                                                                      598               150
    Interest and dividends                                                             22,268            21,945
    Expense reimbursements                                                                 --                --
---------------------------------------------------------------------------------------------------------------
  Total Assets                                                                     17,767,553        13,143,623
---------------------------------------------------------------------------------------------------------------
  LIABILITIES:
    Payables:
      Dividends                                                                            --            15,502
    Accrued liabilities:
      Investment advisory fees                                                          5,226             1,159
      Custodian fees                                                                   12,943            15,694
      Trustees' fees                                                                       38                34
      Other                                                                            40,427            45,144
---------------------------------------------------------------------------------------------------------------
    Total Liabilities                                                                  58,634            77,533
---------------------------------------------------------------------------------------------------------------
    NET ASSETS:
      Paid in capital                                                              15,391,903        11,295,080
      Accumulated net investment income (loss)                                         43,323             6,495
      Accumulated net realized gain (loss) on investments                             329,034           695,489
      Net unrealized appreciation (depreciation) of investments                     1,944,659         1,069,026
---------------------------------------------------------------------------------------------------------------
    Total Net Assets                                                          $    17,708,919   $    13,066,090
---------------------------------------------------------------------------------------------------------------
    Shares of beneficial interest outstanding
      ($0.001 par value; unlimited number of
      shares authorized)                                                              830,389           642,358
    Net asset value, redemption and offering price per share                  $         21.33   $         20.34
---------------------------------------------------------------------------------------------------------------
    Cost of investments                                                       $    15,800,028   $    12,052,502
===============================================================================================================

                       See notes to financial statements.

JPMORGAN FUNDS
Statement of Operations

For the six months ended June 30, 2004 (unaudited)

                                                                                  INTREPID         INTREPID
                                                                                  AMERICA           GROWTH
                                                                                  FUND(a)            FUND
---------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
  Interest                                                                    $             5       $        --
  Dividend                                                                            717,009            28,042
  Dividend income from affiliated investments*                                         34,747               207
  Foreign tax withholding                                                                (270)              (17)
---------------------------------------------------------------------------------------------------------------
Total investment income                                                               751,491            28,232
---------------------------------------------------------------------------------------------------------------
EXPENSES:
  Investment advisory fees                                                            273,720            22,917
  Administration fees                                                                  63,166             5,289
  Shareholder servicing fees                                                          105,277             8,814
  Custodian and accounting fees                                                        30,377            18,585
  Printing and postage                                                                 15,159             1,596
  Professional fees                                                                    34,538            25,102
  Registration fees                                                                    17,894            11,282
  Transfer agent fees                                                                  11,590             5,995
  Trustees' fees                                                                          582                35
  Other                                                                                 3,439             2,103
---------------------------------------------------------------------------------------------------------------
Total expenses                                                                        555,742           101,718
---------------------------------------------------------------------------------------------------------------
  Less amounts waived                                                                 119,709            37,020
  Less earnings credits                                                                   188                 1
  Less expense reimbursements                                                          14,737            29,441
---------------------------------------------------------------------------------------------------------------
    Net expenses                                                                      421,108            35,256
---------------------------------------------------------------------------------------------------------------
    Net investment income (loss)                                                      330,383            (7,024)
---------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS:
  Net realized gain (loss) on transactions from:
    Investments                                                                    (1,968,477)          397,509
  Change in net unrealized appreciation (depreciation) of:
    Investments                                                                     2,917,448          (159,803)
---------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments                              948,971           237,706
---------------------------------------------------------------------------------------------------------------
  Net increase (decrease) in net assets from operations                       $     1,279,354   $       230,682
---------------------------------------------------------------------------------------------------------------
* Includes reimbursements of investment advisory,
    administration and shareholder servicing fees :                           $         5,717   $            34
===============================================================================================================

(a)  Prior to April 30, 2004, the Fund was named Intrepid All Cap Fund.

                       See notes to financial statements.

                                                                                  INTREPID         INTREPID
                                                                                  INVESTOR           VALUE
                                                                                    FUND             FUND
---------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
  Interest                                                                    $           257   $           379
  Dividend                                                                            110,492           111,538
  Dividend income from affiliated investments*                                          1,619             1,368
  Foreign tax withholding                                                                (126)              (20)
---------------------------------------------------------------------------------------------------------------
Total investment income                                                               112,242           113,265
---------------------------------------------------------------------------------------------------------------
EXPENSES:
  Investment advisory fees                                                             44,748            32,388
  Administration fees                                                                  10,327             7,474
  Shareholder servicing fees                                                           17,211            12,457
  Custodian and accounting fees                                                        17,945            24,735
  Interest expense                                                                         77                57
  Printing and postage                                                                  2,214             1,670
  Professional fees                                                                    27,927            31,155
  Registration fees                                                                    12,241            14,265
  Transfer agent fees                                                                   6,943             7,108
  Trustees' fees                                                                           83                57
  Other                                                                                 2,521             2,625
---------------------------------------------------------------------------------------------------------------
Total expenses                                                                        142,237           133,991
---------------------------------------------------------------------------------------------------------------
  Less amounts waived                                                                  56,808            51,159
  Less earnings credits                                                                   216                 2
  Less expense reimbursements                                                          16,294            32,943
---------------------------------------------------------------------------------------------------------------
    Net expenses                                                                       68,919            49,887
---------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                                           43,323            63,378
---------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS:
  Net realized gain (loss) on transactions from:
    Investments                                                                       209,184           236,271
  Change in net unrealized appreciation (depreciation) of:
    Investments                                                                       287,745           (52,500)
---------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments                              496,929           183,771
---------------------------------------------------------------------------------------------------------------
  Net increase (decrease) in net assets from operations                       $       540,252   $       247,149
---------------------------------------------------------------------------------------------------------------
* Includes reimbursements of investment advisory,
    administration and shareholder servicing fees :                           $           267   $           226
===============================================================================================================

                       See notes to financial statements.

JPMORGAN FUNDS

Statement of Changes in Net Assets For the periods indicated (unaudited)

                                                                                  INTREPID                       INTREPID
                                                                               AMERICA FUND(b)                 GROWTH FUND
                                                                        ----------------------------   ----------------------------
                                                                            1/1/04       2/28/03(a)       1/1/04        2/28/03(a)
                                                                            THROUGH       THROUGH         THROUGH        THROUGH
                                                                            6/30/04      12/31/03         6/30/04       12/31/03
-----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)                                          $     330,383  $       3,704   $      (7,024) $     (16,962)
  Net realized gain (loss) on investments                                  (1,968,477)     1,085,209         397,509        775,121
  Change in net unrealized appreciation (depreciation) of investments       2,917,448      1,107,412        (159,803)     1,060,368
-----------------------------------------------------------------------------------------------------------------------------------
    Increase (decrease) in net assets from operations                       1,279,354      2,196,325         230,682      1,818,527
-----------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                                            --         (3,206)             --             --
  Net realized gain on investment transactions                                     --       (476,832)             --       (267,755)
-----------------------------------------------------------------------------------------------------------------------------------
    Total distributions to shareholders                                            --       (480,038)             --       (267,755)
-----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) FROM CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares issued                                             196,731,356      8,100,505          74,220      5,133,744
  Dividends reinvested                                                             --        387,750              --        267,755
  Cost of shares redeemed                                                 (10,130,430)            --          (4,966)            --
-----------------------------------------------------------------------------------------------------------------------------------
  Increase (decrease) from capital share transactions                     186,600,926      8,488,255          69,254      5,401,499
-----------------------------------------------------------------------------------------------------------------------------------
    Total increase (decrease) in net assets                               187,880,280     10,204,542         299,936      6,952,271
NET ASSETS:
  Beginning of period                                                      10,204,542             --       6,952,271             --
-----------------------------------------------------------------------------------------------------------------------------------
  End of period                                                         $ 198,084,822  $  10,204,542   $   7,252,207  $   6,952,271
-----------------------------------------------------------------------------------------------------------------------------------
  ACCUMULATED NET INVESTMENT INCOME (LOSS)                              $     330,881  $         498   $      (7,024)   $        --
-----------------------------------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS:
  Issued                                                                    9,766,715        491,138           3,702        340,515
  Reinvested                                                                       --         19,834              --         13,981
  Redeemed                                                                   (506,006)            --            (260)            --
-----------------------------------------------------------------------------------------------------------------------------------
  Change in shares                                                          9,260,709        510,972           3,442        354,496
===================================================================================================================================

(b)  Prior to April 30, 2004, the Fund was named Intrepid All Cap Fund.
(a)  Commencement of operations.

                       See notes to financial statements.

                                                                                 INTREPID                         INTREPID
                                                                               INVESTOR FUND                     VALUE FUND
                                                                       ----------------------------   ----------------------------
                                                                            1/1/04       2/28/03(a)       1/1/04        2/28/03(a)
                                                                            THROUGH       THROUGH         THROUGH        THROUGH
                                                                            6/30/04      12/31/03         6/30/04       12/31/03
-----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)                                          $      43,323  $      46,858   $      63,378  $      63,360
  Net realized gain (loss) from investments                                   209,184        322,301         236,271        819,636
  Change in net unrealized appreciation (depreciation) of investments         287,745      1,656,914         (52,500)     1,121,526
-----------------------------------------------------------------------------------------------------------------------------------
    Increase (decrease) in net assets from operations                         540,252      2,026,073         247,149      2,004,522
-----------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                                            --        (47,473)        (56,988)       (62,837)
  Net realized gain on investment transactions                                     --       (201,836)             --       (360,836)
-----------------------------------------------------------------------------------------------------------------------------------
    Total distributions to shareholders                                            --       (249,309)        (56,988)      (423,673)
-----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) FROM CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares issued                                              11,716,619      5,431,194       6,049,670      5,185,915
  Dividends reinvested                                                             --        249,309          41,426        423,673
  Cost of shares redeemed                                                  (2,005,219)            --        (405,604)            --
-----------------------------------------------------------------------------------------------------------------------------------
    Increase (decrease) from capital share transactions                     9,711,400      5,680,503       5,685,492      5,609,588
-----------------------------------------------------------------------------------------------------------------------------------
    Total increase (decrease) in net assets                                10,251,652      7,457,267       5,875,653      7,190,437
NET ASSETS:
  Beginning of period                                                       7,457,267             --       7,190,437             --
-----------------------------------------------------------------------------------------------------------------------------------
  End of period                                                         $  17,708,919  $   7,457,267   $  13,066,090  $   7,190,437
-----------------------------------------------------------------------------------------------------------------------------------
  Accumulated net investment income (loss)                              $      43,323    $        --   $       6,495  $         105
-----------------------------------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS:
  Issued                                                                      563,170        355,039         295,430        343,038
  Reinvested                                                                       --         12,591           2,028         22,102
  Redeemed                                                                   (100,411)            --         (20,240)            --
-----------------------------------------------------------------------------------------------------------------------------------
  Change in shares                                                            462,759        367,630         277,218        365,140
===================================================================================================================================

(a)  Commencement of operations.

                       See notes to financial statements.

JPMORGAN FUNDS

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ORGANIZATION

J.P. Morgan Mutual Fund Series ("JPMMFS" or the "Trust") was organized on January 27, 2003, as a Massachusetts business trust, and is registered under the Investment Company Act of 1940, as amended, (the "1940 Act"), as an open-end management investment company.

The following are four separate portfolios of the Trust (collectively, the "Funds"). Each Fund offers the Select class of shares.

                     FUND
                     JPMorgan Intrepid America Fund ("AF")
                     JPMorgan Intrepid Growth Fund ("GF")
                     JPMorgan Intrepid Investor Fund ("IF")
                     JPMorgan Intrepid Value Fund ("VF")

The Funds commenced operations on February 28, 2003.

Prior to April 30, 2004, AF was formerly named JPMorgan Intrepid All Cap Fund.

2. SIGNIFICANT ACCOUNTING POLICIES

THE FOLLOWING IS A SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES FOLLOWED BY THE
FUNDS:

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. VALUATION OF INVESTMENTS -- Equity securities, purchased options and futures contracts are valued at the last sale price on the exchange on which they are primarily traded. The value of National Market Systems equity securities quotes by the Nasdaq Stock Market, Inc. shall generally be the Nasdaq Official Closing Price. Securities for which sale prices are not available and other over-the-counter securities are valued at the mean between the bid and asked quotations. Fixed income securities, other than convertible bonds, with a maturity of 61 days or more held by the Funds will be valued each day based on readily available market quotations received from independent or affiliated commercial pricing services. Such pricing services will generally provide bidside quotations. Convertible bonds are valued at the last sale price on the primary exchange on which the bond is principally traded. All short-term securities with a remaining maturity of sixty days or less are valued using the amortized cost method, which approximates market value. When valuations are not readily available, securities are valued at fair value as determined in accordance with procedures adopted by the Trustees. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could have been material. Trading in securities on most foreign exchanges and over-the counter markets is normally completed before the close of the domestic market and may also take place on days when the domestic market is closed. In accordance with procedures adopted by the Trustees, the Fund applies fair value pricing on a daily basis for all non-U.S. and non-Canadian equity securities held in its portfolio by utilizing the quotations of an independent pricing service, unless the Fund's advisor, J.P. Morgan Investment Management Inc. ("JPMIM" or the "Advisor"), determines that use of another valuation methodology is appropriate. The pricing service uses statistical analyses and quantitative models to adjust local market prices using factors such as subsequent movements and changes in the prices of indices, securities and exchange rates in other markets, in determining fair value as of the time a Fund calculates its net asset value.

B. RESTRICTED AND ILLIQUID SECURITIES -- The Funds may invest in securities that are subject to legal or contractual restrictions on resale or are illiquid. Restricted securities generally may be resold in transactions exempt from registration. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at the current valuation may be difficult.

C. SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on an identified cost basis. Interest income is determined on the basis of coupon interest accrued using the interest method adjusted for amortization of premiums and accretion of discounts. Dividend income less foreign taxes withheld (if any) is recorded on the ex-dividend date or when the Funds first learn of the dividend.

D. ALLOCATION OF EXPENSES Expenses directly attributable to a Fund are charged to that Fund; other expenses are allocated proportionately among each of the Funds within the Trust in relation to the net assets of each Fund or on another reasonable basis.

E. FEDERAL INCOME TAXES -- Each Fund is treated as a separate taxable entity for Federal income tax purposes. The Funds' policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized gain on investments. In addition, the Funds intend to make distributions as required to avoid excise taxes. Accordingly, no provision for Federal income or excise tax is necessary.

F. DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions paid to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. To the extent these "book/tax" differences are permanent in nature, (i.e., that they result from other than timing ofrecognition "temporary differences"), such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment.

G. OTHER EXPENSES -- Other expenses in the Statement of Operations include fees related to line of credit, insurance, pricing and reporting services.

3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

A. INVESTMENT ADVISORY FEE -- Pursuant to an Investment Advisory Agreement, JPMIM acts as the investment advisor to the Funds. JPMIM is a wholly owned subsidiary of J.P. Morgan Fleming Asset Management Holdings, Inc., which is a wholly owned subsidiary of J.P. Morgan Chase & Co. The Advisor supervises the investments of each respective Fund and for such services is paid a fee. The fee is accrued daily and paid monthly at an annual rate equal to 0.65% of the average daily net assets for each Fund.

The Advisor waived fees as outlined in Note 3.E.

The Funds may invest in one or more of the affiliated JPMorgan Money Market Funds. The Advisor has agreed to waive and/or reimburse its advisory fee from the Funds in an amount sufficient to offset any doubling up of investment advisory, administration and shareholder servicing fees related to each Fund's investment in an affiliated money market fund.

B. SHAREHOLDER SERVICING FEE -- The Trust has entered into a Shareholder Servicing Agreement on behalf of the Funds with JPMorgan Chase Bank ("JPMCB") under which JPMCB provides account administration and personal account maintenance services to the shareholders. For performing these services, JPMCB receives a fee that is computed daily and paid monthly equal to 0.25% of the average daily net assets for each Fund. JPMCB may enter into services contracts with certain entities under which it will pay all or a portion of the 0.25% annual fee to such entities for performing shareholder and administrative services.

JPMCB waived fees as outlined in Note 3.E.

C. CUSTODIAN AND ACCOUNTING FEES -- JPMCB provides portfolio custody and accounting services for the Funds. Compensation for such services is presented in the Statement of Operations as custodian fees. The custodian fees may be reduced by credits earned by each Fund, based on the uninvested cash balances held by the custodian. Such earning credits are presented separately in the Statement of Operations.

D. ADMINISTRATION FEE -- Pursuant to the Administration Agreement, JPMCB (the "Administrator") provides certain administration services to the Funds. In consideration of these services, the Administrator receives a fee computed daily and paid monthly at an annual rate equal to 0.15% of the first $25 billion of the average daily net assets of all non-money market funds in the JPMorgan Funds Complex and 0.075% of the average daily net assets in excess of $25 billion.

BISYS Funds Services, L.P. ("BISYS") serves as the Funds' sub-administrator. For its services as sub-administrator, BISYS receives a portion of the fees payable to JPMCB as Administrator. The Administrator has contractually agreed to reimburse the Funds to the extent that total operating expenses (excluding interest, taxes and extraordinary expenses) exceed 1.00% of their respective average daily net assets.

The contractual expense limitation agreements were in effect for the period ended June 30, 2004. The expense limitations are due to expire on April 30, 2005.

The Administrator waived fees and reimbursed expenses as outlined in Note 3.E.

     E. WAIVERS AND REIMBURSEMENTS -- For the six months ended June 30, 2004, the Funds' service providers waived fees and the Administrator contractually reimbursed expenses for each of the Funds as follows. Neither the Funds' service providers nor the Administrator expect the Funds to repay any such waived fees and reimbursed expenses in future years.

                         CONTRACTUAL WAIVERS
        -----------------------------------------------------
         INVESTMENT                  SHAREHOLDER               CONTRACTUAL
FUND     ADVISORY    ADMINISTRATION   SERVICING      TOTAL    REIMBURSEMENTS
AF      $    21,771   $    37,338    $    60,600  $   119,709  $    14,737
GF           22,917         5,289          8,814       37,020       29,441
IF           29,270        10,327         17,211       56,808       16,294
VF           31,228         7,474         12,457       51,159       32,943
--------------------------------------------------------------------------
Total   $   105,186   $    60,428    $    99,082  $   264,696  $    93,415
==========================================================================

F. OTHER -- Certain officers of the Trust are officers of J.P. Morgan Chase & Co. or of BISYS or their subsidiaries.

During the period, certain Funds may have purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate were affiliated with the Advisors.

The Funds may use related party broker/dealers. For the period ended June 30, 2004, the Funds did not purchase any securities from brokers/dealers affiliated with JPMCB.

The SEC has granted an exemptive order permitting each fund to engage in principal transactions with J.P. Morgan Securities Inc., an affiliated broker, involving taxable money market instruments subject to certain conditions.

4. INVESTMENT TRANSACTIONS

For the six months ended June 30, 2004, purchases and sales of investments (excluding short-term investments) are as follows:

                     PURCHASES        SALES
                  (EXCLUDING U.S.(EXCLUDING U.S.
                    GOVERNMENT)    GOVERNMENT)
            ------------------------------------
            AF    $  227,395,719  $   44,192,735
            GF         4,443,507       4,411,562
            IF        16,129,779       6,326,962
            VF        10,813,108       5,321,673

5. FEDERAL INCOME TAX MATTERS

For Federal income tax purposes, the cost and unrealized appreciation (depreciation) in value of the investment securities at June 30, 2004, are as follows:

                           GROSS           GROSS       NET UNREALIZED
                         UNREALIZED      UNREALIZED     APPRECIATION
       AGGREGATE COST   APPRECIATION    DEPRECIATION   (DEPRECIATION)
       --------------  --------------  --------------  --------------
AF     $  197,255,203  $    6,666,376  $   (2,641,516) $    4,024,860
GF          6,391,414       1,010,565        (110,000)        900,565
IF         15,800,028       2,163,266        (218,607)      1,944,659
VF         12,052,502       1,127,107         (58,081)      1,069,026

6. BANK BORROWINGS

Pursuant to a Line of Credit Agreement dated April 17, 2003, the Funds may borrow money for temporary or emergency purposes. The Funds have entered into the agreement, enabling them to participate with other JPMorgan Funds in a line of credit with JPMCB, as administrative agent, and with a syndicate of banks, which permits borrowings up to $250 million, collectively. Interest is charged to each Fund based on its borrowings at an annual rate equal to the sum of the Federal Funds Rate plus 0.50%. The Funds also pay a commitment fee of 0.09% per annum on the average daily amount of the available commitment, which is allocated on a pro-rata basis to the Funds. The commitment fee is included in Other expenses on the Statement of Operations. This agreement expired on April 15, 2004 and has been extended to April 14, 2005.

The Funds had no borrowings outstanding at June 30, 2004, nor at any time during the period then ended.

7. CONCENTRATIONS AND INDEMNIFICATIONS

From time to time, the Funds may have a concentration of several shareholders which may be a related party, holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Funds.

As of June 30, 2004, there were individual shareholders who owned 98% of GF, 42% and 41% of IF, and 56% and 21% of VF.

In the normal course of business, the Funds enter into contracts that contain a variety of representations, which provide general indemnifications. Each Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against each Fund that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

8. CORPORATE EVENT

On May 25, 2004, J.P. Morgan Chase & Co. and Bank One Corp. announced that, at separate meetings, their respective shareholders had approved the merger of the two companies. The companies completed the merger of their holding companies on July 1, 2004. Effective July 20, 2004, the name of the holding company changed to JPMorgan Chase & Co.

9. SUBSEQUENT EVENTS

On August 19, 2004, the Board of Trustees approved management's proposals:

1) to enter into an Administration Agreement with One Group Administrative Services, Inc., an indirect wholly-owned subsidiary of JPMorgan Chase & Co., and
2) to enter into a Distribution Agreement with One Group Dealer Services, Inc., a direct wholly-owned subsidiary of JPMorgan Chase & Co.

The foregoing changes in service providers are expected to occur effective February 19, 2005.

JPMORGAN FUNDS
Financial Highlights (unaudited)

                                                                                                  INTREPID
                                                                                               AMERICA FUND (b)
                                                                                          -----------------------
                                                                                                   SELECT
                                                                                          -----------------------
                                                                                            1/1/04      2/28/03*
                                                                                           THROUGH      THROUGH
                                                                                           6/30/04      12/31/03
-----------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                                      $    19.97   $    15.00
-----------------------------------------------------------------------------------------------------------------
  Income from investment operations:
    Net investment income (loss)                                                               0.08^         0.01
    Net gains or losses in securities (both realized and unrealized)                            0.22         6.09
                                                                                          ----------   ----------
    Total from investment operations                                                            0.30         6.10
                                                                                          ----------   ----------
  Less distributions:
    Dividends from net investment income                                                          --         0.01
    Distributions from capital gains                                                              --         1.12
                                                                                          ----------   ----------
    Total distributions                                                                           --         1.13
                                                                                          ----------   ----------
Net asset value, end of period                                                            $    20.27   $    19.97
-----------------------------------------------------------------------------------------------------------------
TOTAL RETURN (a)                                                                                1.50%       40.84%
=================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
    Net assets, end of period (thousands)                                                 $  198,085   $   10,205
-----------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS: #
    Net expenses                                                                                1.00%        1.00%
-----------------------------------------------------------------------------------------------------------------
    Net investment income (loss)                                                                0.78%        0.07%
-----------------------------------------------------------------------------------------------------------------
    Expenses without waivers, reimbursements and earnings credits                               1.32%        3.30%
-----------------------------------------------------------------------------------------------------------------
    Net investment income (loss) without waivers, reimbursements and earnings credits           0.46%       (2.23%)
-----------------------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE (a)                                                                       52%         148%
-----------------------------------------------------------------------------------------------------------------

(b)  Prior to April 30, 2004, the Fund was named Intrepid All Cap Fund.
  *  Commencement of operations.
  ^  Calculated based upon average shares outstanding.
(a)  Not annualized for periods less than one year.
  #  Short periods have been annualized.

                       See notes to financial statements.

JPMorgan Funds

                                                                                                  INTREPID
                                                                                                GROWTH FUND
                                                                                          -----------------------
                                                                                                   SELECT
                                                                                          -----------------------
                                                                                            1/1/04      2/28/03*
                                                                                            THROUGH     THROUGH
                                                                                            6/30/04     12/31/03
-----------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                                      $    19.61   $    15.00
-----------------------------------------------------------------------------------------------------------------
  Income from investment operations:
    Net investment income (loss)                                                               (0.02)       (0.05)
    Net gains or losses in securities (both realized and unrealized)                            0.67         5.45
                                                                                          ----------   ----------
    Total from investment operations                                                            0.65         5.40
                                                                                          ----------   ----------
  Less distributions:
    Dividends from net investment income                                                          --           --
    Distributions from capital gains                                                              --         0.79
                                                                                          ----------   ----------
    Total distributions                                                                           --         0.79
                                                                                          ----------   ----------
Net asset value, end of period                                                            $    20.26   $    19.61
-----------------------------------------------------------------------------------------------------------------
TOTAL RETURN (a)                                                                                3.31%       36.10%
=================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
    Net assets, end of period (thousands)                                                 $    7,252   $    6,952
-----------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS: #
    Net expenses                                                                                1.00%        1.00%
-----------------------------------------------------------------------------------------------------------------
    Net investment income (loss)                                                               (0.20%)      (0.34%)
-----------------------------------------------------------------------------------------------------------------
    Expenses without waivers, reimbursements and earnings credits                               2.88%        3.37%
-----------------------------------------------------------------------------------------------------------------
    Net investment income (loss) without waivers, reimbursements and earnings credits          (2.08%)      (2.71%)
-----------------------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE (a)                                                                       62%         149%
-----------------------------------------------------------------------------------------------------------------

  *  Commencement of operations.
(a)  Not annualized for periods less than one year.
  #  Short periods have been annualized.

                       See notes to financial statements.

                                                                                                 INTERPID
                                                                                              INVESTOR FUND
                                                                                          -----------------------
                                                                                                   SELECT
                                                                                          -----------------------
                                                                                            1/1/04      2/28/03*
                                                                                            THROUGH     THROUGH
                                                                                            6/30/04     12/31/03
-----------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                                      $    20.28   $    15.00
-----------------------------------------------------------------------------------------------------------------
  Income from investment operations:
    Net investment income (loss)                                                               0.07^         0.14
    Net gains or losses in securities (both realized and unrealized)                            0.98         5.88
                                                                                          ----------   ----------
    Total from investment operations                                                            1.05         6.02
                                                                                          ----------   ----------
  Less distributions:
    Dividends from net investment income                                                          --         0.14
    Distributions from capital gains                                                              --         0.60
                                                                                          ----------   ----------
    Total distributions                                                                           --         0.74
                                                                                          ----------   ----------
Net asset value, end of period                                                            $    21.33   $    20.28
-----------------------------------------------------------------------------------------------------------------
TOTAL RETURN (a)                                                                                5.18%       40.28%
=================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
    Net assets, end of period (thousands)                                                 $   17,709   $    7,457
-----------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS: #
    Net expenses                                                                                1.00%        1.00%
-----------------------------------------------------------------------------------------------------------------
    Net investment income (loss)                                                                0.63%        0.92%
-----------------------------------------------------------------------------------------------------------------
    Expenses without waivers, reimbursements and earnings credits                               2.07%        3.27%
-----------------------------------------------------------------------------------------------------------------
    Net investment income (loss) without waivers, reimbursements and earnings credits          (0.44%)      (1.35%)
-----------------------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE (a)                                                                       48%          74%
-----------------------------------------------------------------------------------------------------------------

  *  Commencement of operations.
  ^  Calculated based upon average shares outstanding.
(a)  Not annualized for periods less than one year.
  #  Short periods have been annualized.

                       See notes to financial statements.

                                                                                                 INTREPID
                                                                                                VALUE FUND
                                                                                          -----------------------
                                                                                                   SELECT
                                                                                          -----------------------
                                                                                            1/1/04      2/28/03*
                                                                                            THROUGH     THROUGH
                                                                                            6/30/04     12/31/03
-----------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                                      $    19.69   $    15.00
-----------------------------------------------------------------------------------------------------------------
  Income from investment operations:
    Net investment income (loss)                                                               0.13^         0.19
    Net gains or loss in securities (both realized and unrealized)                              0.63         5.74
                                                                                          ----------   ----------
    Total from investment operations                                                            0.76         5.93
                                                                                          ----------   ----------
  Less distributions:
    Dividends from net investment income                                                        0.11         0.19
    Distributions from capital gains                                                              --         1.05
                                                                                          ----------   ----------
    Total distributions                                                                         0.11         1.24
                                                                                          ----------   ----------
Net asset value, end of period                                                            $    20.34   $    19.69
-----------------------------------------------------------------------------------------------------------------
TOTAL RETURN (a)                                                                                3.85%       39.74%
=================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
    Net assets, end of period (thousands)                                                 $   13,066   $    7,190
-----------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS: #
    Net expenses                                                                                1.00%        1.00%
-----------------------------------------------------------------------------------------------------------------
    Net investment income (loss)                                                                1.27%        1.26%
-----------------------------------------------------------------------------------------------------------------
    Expenses without waivers, reimbursements and earnings credits                               2.69%        3.30%
-----------------------------------------------------------------------------------------------------------------
    Net investment income (loss) without waivers, reimbursements and earnings credits          (0.42%)      (1.04%)
-----------------------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE (a)                                                                       56%         110%
-----------------------------------------------------------------------------------------------------------------

  *  Commencement of operations.
  ^  Calculated based upon average shares outstanding.
(a)  Not annualized for periods less than one year.
  #  Short periods have been annualized.

                       See notes to financial statements.

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

JPMORGAN FAMILY OF FUNDS

U.S. EQUITY FUNDS

Capital Growth Fund
Disciplined Equity Fund
Diversified Fund
Dynamic Small Cap Fund
Equity Growth Fund
Equity Income Fund
Growth and Income Fund
Mid Cap Equity Fund
Mid Cap Growth Fund
Mid Cap Value Fund
Small Cap Equity Fund
Small Cap Growth Fund
Trust Small Cap Equity Fund
U.S. Equity Fund
U.S. Small Company Fund
U.S. Small Company Opportunities Fund
Value Opportunities Fund

INTERNATIONAL EQUITY FUNDS

Fleming Asia Equity Fund
Fleming Emerging Markets Equity Fund
Fleming Intrepid European Fund
Fleming International Equity Fund
Fleming International Growth Fund
Fleming International Opportunities Fund
Fleming International Value Fund
Fleming Japan Fund

SPECIALTY FUNDS

Global 50 Fund
Global Healthcare Fund
Market Neutral Fund

TAX AWARE FUNDS

Fleming Tax Aware International Opportunities Fund
Tax Aware Disciplined Equity Fund
Tax Aware Enhanced Income Fund
Tax Aware Large Cap Growth Fund
Tax Aware Large Cap Value Fund
Tax Aware Short-Intermediate Income Fund
Tax Aware U.S. Equity Fund

INCOME FUNDS

Bond Fund
Bond Fund II
Enhanced Income Fund
Fleming Emerging Markets Debt Fund
Global Strategic Income Fund
Short Term Bond Fund
Short Term Bond Fund II
Strategic Income Fund
U.S. Treasury Income Fund

TAX FREE FUNDS

California Bond Fund
Intermediate Tax Free Income Fund
New Jersey Tax Free Income Fund
New York Intermediate Tax Free Income Fund
Tax Free Income Fund

MONEY MARKET FUNDS

100% U.S. Treasury Securities Money Market Fund
California Tax Free Money Market Fund
Federal Money Market Fund
Liquid Assets Money Market Fund
New York Tax Free Money Market Fund
Prime Money Market Fund
Tax Free Money Market Fund
Treasury Plus Money Market Fund
U.S. Government Money Market Fund

UNDISCOVERED MANAGERS FUNDS

Behavioral Growth Fund
Behavioral Value Fund
REIT Fund
Small Cap Growth Fund

               Funds may be registered under separate registrants.

SEMI-ANNUAL REPORT

JPMorgan Funds are distributed by J.P. Morgan Fund Distributors, Inc., which is unaffiliated with The JPMorgan Chase Bank. JPMorgan Chase and its respective affiliates receive compensation from JPMorgan Funds for providing services to the Funds.

This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by a prospectus.

The financial information in this report has been taken from the books and records of the Funds without examination by independent auditors, who express no opinion thereon.

INVESTORS SHOULD CAREFULLY READ THE FUNDS' PROSPECTUS WHICH INCLUDES INFORMATION ON THE FUNDS' INVESTMENT OBJECTIVES, RISK, AS WELL AS CHARGES AND EXPENSES ALONG WITH OTHER INFORMATION. INVESTORS SHOULD REVIEW THE INFORMATION IN THE PROSPECTUS CAREFULLY BEFORE INVESTING. FOR UP TO DATE MONTH-END PERFORMANCE INFORMATION, OR TO RECEIVE A FUND'S PROSPECTUS PLEASE CALL 800 348-4782. PLEASE READ CAREFULLY BEFORE INVESTING OR SENDING MONEY.

A list of portfolio holdings is available thirty days after month end upon request. Please contact your JPMorgan Fleming representative or call 1-800-348-4782 to obtain further information.

A copy of proxy policies and procedures are available without charge upon request by calling 1-800-348-4782 and on the Commission's website at http://www.sec.gov.

                        JPMorgan Funds Fulfillment Center
                               6112 W. 73rd Street
                             Bedford Park, IL 60638


               (C)J.P. Morgan Chase & Co., 2004 All Rights Reserved. August 2004

                                                                     SAN-INT-604

ITEM 2. CODE OF ETHICS.

       Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

NOT APPLICABLE - ONLY FOR ANNUAL REPORTS.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

     (a) (1) Disclose that the registrant's board of directors has determined that the registrant either:

               (i) Has at least one audit committee financial expert serving on its audit committee; or

               (ii) Does not have an audit committee financial expert serving on its audit committee.

         (2) If the registrant provides the disclosure required by paragraph
         (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

               (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

               (ii) Be an "interested person" of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a- 2(a)(19)).

         (3) If the registrant provides the disclosure required by paragraph
         (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

NOT APPLICABLE - ONLY FOR ANNUAL REPORTS.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

     (a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

     (b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

     (c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

     (d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

     (e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

         (2) Disclose the percentage of services described in each of paragraphs
(b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

     (f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

     (g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

     (h) Disclose whether the registrant's audit committee of the board of directors has considered whether the provision of nonaudit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph
(c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

NOT APPLICABLE - ONLY FOR ANNUAL REPORTS.

ITEM 5.   AUDIT COMMITTEE OF LISTED REGISTRANTS.

         (a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant's audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.
         (b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17CFR 240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.

NOT APPLICABLE.

ITEM 6.  SCHEDULE OF INVESTMENTS.

         File Schedule I - Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in Section 210.12-12 of Regulation S-X, unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

NOT APPLICABLE.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

     A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

NOT APPLICABLE.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

         (a) If the registrant is a closed-end management investment company, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any "affiliated purchaser," as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant's equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

NOT APPLICABLE.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

         Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of
         Schedule 14A (17 CFR 240.14a-101), or this Item.

THE COMMITTEE SHALL REVIEW NOMINEES RECOMMENDED TO THE BOARD BY SHAREHOLDERS AND SHALL EVALUATE SUCH NOMINEES IN THE SAME MANNER AS IT EVALUATES NOMINEES IDENTIFIED BY THE COMMITTEE.

ITEM 10. CONTROLS AND PROCEDURES.

         (a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

THE REGISTRANT'S PRINCIPAL EXECUTIVE AND PRINCIPAL FINANCIAL OFFICERS HAVE CONCLUDED, BASED ON THEIR EVALUATION OF THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES AS OF A DATE WITHIN 90 DAYS OF THE FILING DATE OF THIS REPORT, THAT THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES ARE REASONABLY DESIGNED TO ENSURE THAT INFORMATION REQUIRED TO BE DISCLOSED BY THE REGISTRANT ON FORM N-CSR IS RECORDED, PROCESSED, SUMMARIZED AND REPORTED WITHIN THE REQUIRED TIME PERIODS AND THAT INFORMATION REQUIRED TO BE DISCLOSED BY THE REGISTRANT IN THE REPORTS THAT IT FILES OR SUBMITS ON FORM N-CSR IS ACCUMULATED AND COMMUNICATED TO THE REGISTRANT'S MANAGEMENT, INCLUDING ITS PRINCIPAL EXECUTIVE AND PRINCIPAL FINANCIAL OFFICERS, AS APPROPRIATE TO ALLOW TIMELY DECISIONS REGARDING REQUIRED DISCLOSURE.

         (b) Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

THERE WERE NO CHANGES IN THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING THAT OCCURRED DURING THE REGISTRANT'S MOST RECENT FISCAL HALF-YEAR (THE REGISTRANT'S SECOND FISCAL HALF-YEAR IN THE CASE OF AN ANNUAL REPORT) THAT HAVE MATERIALLY AFFECTED, OR ARE REASONABLY LIKELY TO MATERIALLY AFFECT, THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING.

ITEM 11. EXHIBITS.

         (a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

         (a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

NOT APPLICABLE.

         (a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2).

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

         (a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

NOT APPLICABLE.

         (b) A separate or combined certification for each principal executive officer and principal officer of the registrant as required by Rule 30a-2(b) under the Act of 1940.

CERTIFICATIONS PURSUANT TO RULE 30a-2(b) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

                                   SIGNATURES

                           [See General Instruction F]

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                    J.P. Morgan Mutual Fund Series
            --------------------------------------------------------------------

By (Signature and Title)*       /s/ Stephanie J. Dorsey
                         -------------------------------------------------------
                                Stephanie J. Dorsey, Treasurer

Date                            August 24, 2004
     ---------------------------------------------------------------------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*       /s/ Stephanie J. Dorsey
                          ------------------------------------------------------
                                Stephanie J. Dorsey, Treasurer

Date                            August 24, 2004
     ---------------------------------------------------------------------------

By (Signature and Title)*       /s/ George C.W. Gatch
                         -------------------------------------------------------
                                George C.W. Gatch, President

Date                            August 24, 2004
     ---------------------------------------------------------------------------


* Print the name and title of each signing officer under his or her signature.